T. ROWE PRICE RETIREMENT 2005 FUND
August 31, 2019 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
BOND MUTUAL FUNDS 64.5%
T. Rowe Price Funds:
New Income Fund	273,306	4,168	17,436	27,314,282	267,953
Limited Duration Inflation Focused
Bond Fund	248,692	6,346	10,076	49,088,737	247,407
International Bond Fund (USD
Hedged)	86,817	3,118	3,628	8,786,226	90,235
Emerging Markets Bond Fund	74,015	1,590	2,985	6,292,794	72,619
Dynamic Global Bond Fund	58,974	2,765	2,558	6,236,084	57,247
High Yield Fund	52,095	3,406	2,205	8,216,939	54,396
U. S. Treasury Long-Term Fund	51,015	709	4,694	3,531,151	52,155
Floating Rate Fund	15,477	293	1,463	1,480,480	14,316
Total Bond Mutual Funds (Cost $831,584)					856,328

EQUITY MUTUAL FUNDS 34.9%
T. Rowe Price Funds:
Equity Index 500 Fund	232,134	4,084	11,723	3,018,301	235,941
International Stock Fund	39,309	847	1,303	2,356,075	40,148
Overseas Stock Fund	40,501	346	1,672	3,963,810	39,717
International Value Equity Fund	34,497	1,047	1,240	2,704,702	34,485
Emerging Markets Stock Fund	26,604	207	3,033	580,418	23,971
Mid-Cap Growth Fund	20,433	177	639	225,835	21,323
Mid-Cap Value Fund	18,498	168	698	700,111	18,329
New Horizons Fund(2)	13,973	113	385	230,549	14,559
Small-Cap Stock Fund(2)	12,234	108	398	247,950	12,626
Small-Cap Value Fund	11,762	105	419	258,410	11,804
Real Assets Fund	9,915	89	352	888,936	9,956
Total Equity Mutual Funds (Cost $244,759)					462,859

T. ROWE PRICE RETIREMENT 2005 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.6%
T. Rowe Price Funds:
U. S. Treasury Money Fund,
1.81% (3)	700	17,531	10,393	7,837,904	7,838
Total Short-Term Investments (Cost $7,838)					7,838
Total Investments in Securities 100.0%
(Cost $1,084,181)					$1,327,025

Other Assets Less Liabilities 0.0%					(145)
Net Assets 100.0%					$1,326,880

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the
Investor Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE RETIREMENT 2005 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(108)	$(1,934)	$360
Emerging Markets Bond Fund	(46)	(1)	982
Emerging Markets Stock Fund	459	193	—
Equity Index 500 Fund	3,363	11,446	1,098
Floating Rate Fund	(23)	9	182
High Yield Fund	57	1,100	735
International Bond Fund (USD
Hedged)	50	3,928	358
International Stock Fund	247	1,295	—
International Value Equity Fund	88	181	—
Limited Duration Inflation
Focused Bond Fund	28	2,445	556
Mid-Cap Growth Fund	214	1,352	—
Mid-Cap Value Fund	114	361	—
New Horizons Fund	161	858	—
New Income Fund	421	7,915	1,963
Overseas Stock Fund	273	542	—
Real Assets Fund	47	304	—
Small-Cap Stock Fund	122	682	—
Small-Cap Value Fund	87	356	—
U. S. Treasury Long-Term Fund	525	5,125	304
U. S. Treasury Money Fund	—	—	30
Totals	$6,079#	$36,157	$6,568+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $6,568 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2005 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement 2005 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE RETIREMENT 2010 FUND
August 31, 2019 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
BOND MUTUAL FUNDS 59.5%
T. Rowe Price Funds:
New Income Fund	764,999	7,557	46,117	76,292,887	748,433
Limited Duration Inflation Focused
Bond Fund	646,620	33,824	27,062	130,938,529	659,930
International Bond Fund (USD
Hedged)	243,423	6,718	9,435	24,512,318	251,741
Emerging Markets Bond Fund	202,058	3,233	8,562	17,054,773	196,812
Dynamic Global Bond Fund	165,444	6,681	6,648	17,438,523	160,086
U. S. Treasury Long-Term Fund	151,907	1,320	13,289	10,508,159	155,206
High Yield Fund	142,599	7,946	5,622	22,351,067	147,964
Floating Rate Fund	42,053	598	3,613	4,039,058	39,058
Total Bond Mutual Funds (Cost $2,270,212)					2,359,230

EQUITY MUTUAL FUNDS 40.0%
T. Rowe Price Funds:
Equity Index 500 Fund	799,199	11,102	29,337	10,299,662	805,125
International Stock Fund	133,773	2,204	3,742	8,017,036	136,610
Overseas Stock Fund	140,391	405	6,692	13,495,519	135,225
International Value Equity Fund	119,279	1,847	5,159	9,126,882	116,368
Emerging Markets Stock Fund	90,001	240	8,790	1,991,750	82,259
Mid-Cap Growth Fund	72,825	207	2,055	803,991	75,913
Mid-Cap Value Fund	63,478	197	2,115	2,402,972	62,910
New Horizons Fund(2)	48,145	131	1,360	790,095	49,894
Small-Cap Stock Fund(2)	44,309	126	1,284	897,435	45,697
Small-Cap Value Fund	40,292	122	1,318	883,067	40,339
Real Assets Fund	33,587	104	1,130	3,000,158	33,602
Total Equity Mutual Funds (Cost $800,713)					1,583,942

T. ROWE PRICE RETIREMENT 2010 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.5%
T. Rowe Price Funds:
U. S. Treasury Money Fund,
1.81% (3)	2,697	64,544	48,062	19,179,140	19,179
Total Short-Term Investments (Cost $19,179)					19,179
Total Investments in Securities 100.0%
(Cost $3,090,104)					$3,962,351
Other Assets Less Liabilities 0.0%					(453)
Net Assets 100.0%					$3,961,898

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the
Investor Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE RETIREMENT 2010 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(312)	$(5,391)	$1,004
Emerging Markets Bond Fund	(152)	83	2,671
Emerging Markets Stock Fund	1,347	808	—
Equity Index 500 Fund	27,159	24,161	3,783
Floating Rate Fund	(60)	20	497
High Yield Fund	112	3,041	1,999
International Bond Fund (USD
Hedged)	76	11,035	1,001
International Stock Fund	910	4,375	—
International Value Equity Fund	630	401	—
Limited Duration Inflation
Focused Bond Fund	(53)	6,548	1,462
Mid-Cap Growth Fund	660	4,936	—
Mid-Cap Value Fund	301	1,350	—
New Horizons Fund	532	2,978	—
New Income Fund	1,254	21,994	5,478
Overseas Stock Fund	1,821	1,121	—
Real Assets Fund	156	1,041	—
Small-Cap Stock Fund	376	2,546	—
Small-Cap Value Fund	287	1,243	—
U. S. Treasury Long-Term Fund	1,571	15,268	908
U. S. Treasury Money Fund	—	—	87
Totals	$36,615#	$97,558	$18,890+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $18,890 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2010 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement 2010 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE RETIREMENT 2015 FUND
August 31, 2019 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
BOND MUTUAL FUNDS 52.8%
T. Rowe Price Funds:
New Income Fund	1,106,182	9,372	80,545	108,752,370	1,066,861
Limited Duration Inflation Focused
Bond Fund	875,025	17,973	50,230	168,965,003	851,584
International Bond Fund (USD
Hedged)	353,340	11,883	17,035	35,447,766	364,048
Emerging Markets Bond Fund	282,956	4,050	15,179	23,587,919	272,205
U. S. Treasury Long-Term Fund	238,877	1,690	23,022	16,320,753	241,057
Dynamic Global Bond Fund	240,771	10,495	12,062	25,213,102	231,456
High Yield Fund	198,825	15,546	9,894	31,524,800	208,694
Floating Rate Fund	58,628	740	6,153	5,507,720	53,260
Total Bond Mutual Funds (Cost $3,212,710)					3,289,165

EQUITY MUTUAL FUNDS 46.5%
T. Rowe Price Funds:
Equity Index 500 Fund	1,097,868	11,521	35,657	14,091,086	1,101,500
International Stock Fund	254,023	315	12,184	14,667,461	249,933
Overseas Stock Fund	258,606	315	13,315	24,777,670	248,272
International Value Equity Fund	221,357	2,720	13,299	16,657,715	212,386
Growth Stock Fund	194,518	231	19,218	2,694,061	184,732
Value Fund	180,081	720	12,725	4,972,942	180,319
Emerging Markets Stock Fund	166,017	187	17,471	3,634,671	150,112
Mid-Cap Growth Fund	136,469	161	5,977	1,474,441	139,217
Mid-Cap Value Fund	119,993	153	4,618	4,503,595	117,904
New Horizons Fund(2)	89,761	102	3,983	1,436,883	90,739
Small-Cap Stock Fund(2)	81,815	98	3,278	1,629,730	82,986
Small-Cap Value Fund	76,628	96	3,423	1,650,960	75,416
Real Assets Fund	64,470	81	2,977	5,671,780	63,524
Total Equity Mutual Funds (Cost $1,793,349)					2,897,040

T. ROWE PRICE RETIREMENT 2015 FUND

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.7%
T. Rowe Price Funds:
U. S. Treasury Money Fund,
1.81% (3)	4,542	86,267	50,627	40,182,302	40,182
Total Short-Term Investments (Cost $40,182)					40,182
Total Investments in Securities 100.0%
(Cost $5,046,241)					$6,226,387

Other Assets Less Liabilities 0.0%					(630)
Net Assets 100.0%					$6,225,757

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the
Investor Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE RETIREMENT 2015 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(527)	$(7,748)	$1,462
Emerging Markets Bond Fund	(448)	378	3,723
Emerging Markets Stock Fund	2,512	1,379	—
Equity Index 500 Fund	42,127	27,768	5,166
Floating Rate Fund	(97)	45	684
Growth Stock Fund	2,971	9,201	—
High Yield Fund	149	4,217	2,778
International Bond Fund (USD
Hedged)	289	15,860	1,454
International Stock Fund	2,364	7,779	—
International Value Equity Fund	321	1,608	—
Limited Duration Inflation
Focused Bond Fund	(167)	8,816	1,940
Mid-Cap Growth Fund	1,892	8,564	—
Mid-Cap Value Fund	738	2,376	—
New Horizons Fund	1,651	4,859	—
New Income Fund	1,559	31,852	7,881
Overseas Stock Fund	2,647	2,666	—
Real Assets Fund	344	1,950	—
Small-Cap Stock Fund	1,030	4,351	—
Small-Cap Value Fund	803	2,115	—
U. S. Treasury Long-Term Fund	2,727	23,512	1,419
Value Fund	958	12,243	—
U. S. Treasury Money Fund	—	—	154
Totals	$63,843#	$163,791	$26,661+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $26,661 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2015 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement 2015 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE RETIREMENT 2020 FUND
August 31, 2019 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 55.9%
T. Rowe Price Funds:
Equity Index 500 Fund	3,144,444	38,797	148,125	40,401,501	3,158,185
Growth Stock Fund	1,003,135	5,136	81,052	13,689,091	938,661
Value Fund	939,593	1,127	59,361	25,825,785	936,443
International Stock Fund	873,727	6,082	47,193	50,435,858	859,427
Overseas Stock Fund	889,230	1,082	54,827	84,433,464	846,023
International Value Equity Fund	761,153	4,727	43,385	57,189,354	729,164
Emerging Markets Stock Fund	570,384	643	62,039	12,436,077	513,610
Mid-Cap Growth Fund	470,329	554	28,549	4,981,524	470,356
Mid-Cap Value Fund	415,586	526	20,011	15,501,274	405,823
New Horizons Fund(2)	307,438	352	20,303	4,791,113	302,559
Small-Cap Stock Fund(2)	283,186	341	15,547	5,542,423	282,220
Small-Cap Value Fund	263,440	328	14,886	5,615,183	256,502
Real Assets Fund	223,103	276	11,715	19,511,342	218,527
Total Equity Mutual Funds (Cost $6,199,667)					9,917,500

BOND MUTUAL FUNDS 43.7%
T. Rowe Price Funds:
New Income Fund	2,831,558	23,346	216,637	277,300,336	2,720,316
Limited Duration Inflation Focused
Bond Fund	1,499,113	97,704	66,988	306,562,792	1,545,077
International Bond Fund (USD
Hedged)	910,187	13,815	37,744	90,231,471	926,677
U. S. Treasury Long-Term Fund	663,062	4,698	62,911	45,378,978	670,248
Emerging Markets Bond Fund	700,035	9,925	52,244	57,178,264	659,837
Dynamic Global Bond Fund	611,008	18,454	26,759	63,459,709	582,560
High Yield Fund	487,635	29,725	21,132	76,534,476	506,658
Floating Rate Fund	143,228	1,810	16,923	13,263,072	128,254
Total Bond Mutual Funds (Cost $7,555,466)					7,739,627

T. ROWE PRICE RETIREMENT 2020 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.4%
T. Rowe Price Funds:
U. S. Treasury Money Fund,
1.81% (3)	9,510	203,073	141,541	71,041,634	71,042
Total Short-Term Investments (Cost $71,042)					71,042
Total Investments in Securities 100.0%
(Cost $13,826,175)					$17,728,169

Other Assets Less Liabilities 0.0%					(2,066)
Net Assets 100.0%					$17,726,103

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the
Investor Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE RETIREMENT 2020 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(1,009)	$(20,143)	$3,725
Emerging Markets Bond Fund	(1,923)	2,121	9,126
Emerging Markets Stock Fund	8,768	4,622	—
Equity Index 500 Fund	76,437	123,069	14,794
Floating Rate Fund	(270)	139	1,671
Growth Stock Fund	51,314	11,442	—
High Yield Fund	328	10,430	6,855
International Bond Fund (USD
Hedged)	847	40,419	3,720
International Stock Fund	8,182	26,811	—
International Value Equity Fund	(206)	6,669	—
Limited Duration Inflation
Focused Bond Fund	(81)	15,248	3,417
Mid-Cap Growth Fund	8,047	28,022	—
Mid-Cap Value Fund	1,168	9,722	—
New Horizons Fund	7,214	15,072	—
New Income Fund	3,402	82,049	20,161
Overseas Stock Fund	8,000	10,538	—
Real Assets Fund	1,113	6,863	—
Small-Cap Stock Fund	4,414	14,240	—
Small-Cap Value Fund	2,509	7,620	—
U. S. Treasury Long-Term Fund	7,381	65,399	3,941
Value Fund	13,713	55,084	—
U. S. Treasury Money Fund	—	—	232
Totals	$199,348#	$515,436	$67,642+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $67,642 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2020 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement 2020 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE RETIREMENT 2025 FUND
August 31, 2019 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 64.8%
T. Rowe Price Funds:
Equity Index 500 Fund	2,466,753	22,438	104,977	31,929,161	2,495,903
Growth Stock Fund	1,543,925	585	104,466	21,917,749	1,502,900
Value Fund	1,467,522	485	81,322	40,874,925	1,482,125
International Stock Fund	927,936	15,656	41,079	54,889,088	935,310
Overseas Stock Fund	956,979	657	45,819	92,349,114	925,338
International Value Equity Fund	820,470	12,563	45,500	62,468,408	796,472
Emerging Markets Stock Fund	604,589	190	51,078	13,524,410	558,558
Mid-Cap Growth Fund	499,305	163	26,342	5,341,850	504,378
Mid-Cap Value Fund	444,575	316	23,059	16,536,518	432,926
New Horizons Fund(2)	331,177	104	16,540	5,258,835	332,095
Small-Cap Stock Fund(2)	304,777	100	14,530	6,014,148	306,241
Small-Cap Value Fund	282,613	97	13,293	6,093,460	278,349
Real Assets Fund	237,057	167	11,889	20,779,381	232,729
Total Equity Mutual Funds (Cost $7,890,981)					10,783,324

BOND MUTUAL FUNDS 34.6%
T. Rowe Price Funds:
New Income Fund	2,251,519	16,772	160,216	221,598,866	2,173,885
Limited Duration Inflation Focused
Bond Fund	789,886	26,320	32,746	156,974,525	791,152
International Bond Fund (USD
Hedged)	725,026	23,445	32,186	72,876,519	748,442
U. S. Treasury Long-Term Fund	598,878	3,747	57,827	40,847,224	603,313
Emerging Markets Bond Fund	526,283	7,078	31,493	43,547,556	502,539
Dynamic Global Bond Fund	482,962	21,788	21,091	50,909,940	467,353
High Yield Fund	362,994	23,554	15,905	57,189,668	378,596
Floating Rate Fund	107,936	1,281	13,188	9,940,909	96,128
Total Bond Mutual Funds (Cost $5,614,884)					5,761,408

T. ROWE PRICE RETIREMENT 2025 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.6%
T. Rowe Price Funds:
U. S. Treasury Money Fund,
1.81% (3)	30,082	184,680	115,206	99,556,026	99,556
Total Short-Term Investments (Cost $99,556)					99,556
Total Investments in Securities 100.0%
(Cost $13,605,421)					$16,644,288

Other Assets Less Liabilities 0.0%					(1,762)
Net Assets 100.0%					$16,642,526

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the
Investor Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE RETIREMENT 2025 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(579)	$(16,306)	$2,969
Emerging Markets Bond Fund	(759)	671	6,918
Emerging Markets Stock Fund	8,502	4,857	—
Equity Index 500 Fund	44,470	111,689	11,598
Floating Rate Fund	(198)	99	1,257
Growth Stock Fund	32,748	62,856	—
High Yield Fund	99	7,953	5,126
International Bond Fund (USD
Hedged)	1,049	32,157	2,991
International Stock Fund	3,727	32,797	—
International Value Equity Fund	(2,122)	8,939	—
Limited Duration Inflation
Focused Bond Fund	270	7,692	1,788
Mid-Cap Growth Fund	7,040	31,252	—
Mid-Cap Value Fund	541	11,094	—
New Horizons Fund	6,718	17,354	—
New Income Fund	2,563	65,810	16,118
Overseas Stock Fund	5,806	13,521	—
Real Assets Fund	1,063	7,394	—
Small-Cap Stock Fund	4,183	15,894	—
Small-Cap Value Fund	1,816	8,932	—
U. S. Treasury Long-Term Fund	7,472	58,515	3,568
Value Fund	12,261	95,440	—
U. S. Treasury Money Fund	—	—	299
Totals	$136,670#	$578,610	$52,632+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $52,632 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2025 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement 2025 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE RETIREMENT 2030 FUND
August 31, 2019 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 72.6%
T. Rowe Price Funds:
Growth Stock Fund	2,679,941	3,252	171,431	38,348,751	2,629,574
Equity Index 500 Fund	2,565,383	15,306	103,433	33,284,551	2,601,853
Value Fund	2,533,148	3,094	137,998	70,723,546	2,564,436
International Stock Fund	1,305,112	22,588	51,287	77,616,608	1,322,587
Overseas Stock Fund	1,358,256	2,208	61,416	131,670,394	1,319,337
International Value Equity Fund	1,168,271	6,895	60,159	88,383,281	1,126,887
Emerging Markets Stock Fund	854,649	991	69,364	19,231,867	794,276
Mid-Cap Growth Fund	713,701	851	38,876	7,637,368	721,120
Mid-Cap Value Fund	628,517	1,069	28,791	23,547,775	616,481
New Horizons Fund(2)	471,138	541	20,901	7,543,205	476,353
Small-Cap Stock Fund(2)	436,622	525	18,207	8,691,122	442,552
Small-Cap Value Fund	401,660	499	17,246	8,698,027	397,326
Real Assets Fund	333,544	564	15,928	29,349,439	328,714
Total Equity Mutual Funds (Cost $10,986,289)					15,341,496

BOND MUTUAL FUNDS 26.9%
T. Rowe Price Funds:
New Income Fund	2,313,712	20,712	147,043	229,924,068	2,255,555
International Bond Fund (USD
Hedged)	743,583	40,312	29,440	76,728,179	787,998
U. S. Treasury Long-Term Fund	694,099	7,445	61,858	48,008,130	709,080
Emerging Markets Bond Fund	499,360	20,622	26,221	42,795,730	493,863
Dynamic Global Bond Fund	492,701	35,427	20,819	53,439,739	490,577
Limited Duration Inflation Focused
Bond Fund	456,971	27,634	18,588	93,357,588	470,522
High Yield Fund	343,815	31,569	14,599	55,644,926	368,369
Floating Rate Fund	104,353	1,344	8,568	10,046,603	97,151
Total Bond Mutual Funds (Cost $5,497,788)					5,673,115

T. ROWE PRICE RETIREMENT 2030 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.5%
T. Rowe Price Funds:
U. S. Treasury Money Fund,
1.81% (3)	49,692	201,942	140,929	110,704,770	110,705
Total Short-Term Investments (Cost $110,705)					110,705
Total Investments in Securities 100.0%
(Cost $16,594,782)					$21,125,316
Other Assets Less Liabilities 0.0%					(2,129)
Net Assets 100.0%					$21,123,187

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the
Investor Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE RETIREMENT 2030 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(613)	$(16,732)	$3,048
Emerging Markets Bond Fund	(549)	102	6,638
Emerging Markets Stock Fund	10,858	8,000	—
Equity Index 500 Fund	37,856	124,597	12,100
Floating Rate Fund	(123)	22	1,244
Growth Stock Fund	48,437	117,812	—
High Yield Fund	73	7,584	4,870
International Bond Fund (USD
Hedged)	897	33,543	3,100
International Stock Fund	5,292	46,174	—
International Value Equity Fund	(2,026)	11,880	—
Limited Duration Inflation
Focused Bond Fund	170	4,505	1,057
Mid-Cap Growth Fund	9,299	45,444	—
Mid-Cap Value Fund	725	15,686	—
New Horizons Fund	8,656	25,575	—
New Income Fund	2,198	68,174	16,573
Overseas Stock Fund	7,307	20,289	—
Real Assets Fund	1,418	10,534	—
Small-Cap Stock Fund	5,136	23,612	—
Small-Cap Value Fund	2,902	12,413	—
U. S. Treasury Long-Term Fund	7,417	69,394	4,145
Value Fund	19,752	166,192	—
U. S. Treasury Money Fund	—	—	367
Totals	$165,082#	$794,800	$53,142+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $53,142 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2030 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement 2030 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE RETIREMENT 2035 FUND
August 31, 2019 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 79.6%
T. Rowe Price Funds:
Growth Stock Fund	2,004,797	9,666	107,177	29,090,418	1,994,730
Value Fund	1,914,152	2,536	108,771	53,330,571	1,933,767
Equity Index 500 Fund	1,304,824	7,892	57,533	16,852,048	1,317,325
International Stock Fund	871,319	27,874	40,289	52,258,600	890,487
Overseas Stock Fund	914,470	1,874	43,981	88,515,293	886,923
International Value Equity Fund	791,355	1,608	43,483	59,503,649	758,672
Emerging Markets Stock Fund	573,834	715	46,560	12,931,530	534,072
Mid-Cap Growth Fund	478,464	709	25,691	5,122,108	483,629
Mid-Cap Value Fund	419,304	903	22,884	15,599,352	408,391
New Horizons Fund(2)	320,007	394	16,357	5,101,809	322,179
Small-Cap Stock Fund(2)	293,510	380	13,929	5,814,415	296,070
Small-Cap Value Fund	269,602	366	12,927	5,815,468	265,651
Real Assets Fund	224,981	478	11,758	19,723,333	220,901
Total Equity Mutual Funds (Cost $8,124,887)					10,312,797

BOND MUTUAL FUNDS 19.8%
T. Rowe Price Funds:
New Income Fund	1,145,323	13,113	77,718	113,596,352	1,114,380
U. S. Treasury Long-Term Fund	381,972	4,257	29,197	26,800,678	395,846
International Bond Fund (USD
Hedged)	367,185	22,888	16,363	37,997,708	390,236
Dynamic Global Bond Fund	240,352	22,746	11,556	26,508,365	243,347
Emerging Markets Bond Fund	226,296	3,254	13,058	18,787,942	216,813
High Yield Fund	155,536	13,341	7,680	24,868,081	164,627
Floating Rate Fund	44,928	593	2,636	4,433,325	42,870
Total Bond Mutual Funds (Cost $2,477,664)					2,568,119

T. ROWE PRICE RETIREMENT 2035 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.6%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.81%(3)	47,096	125,378	94,385	78,089,130	78,089
Total Short-Term Investments (Cost $78,089)					78,089
Total Investments in Securities 100.0%
(Cost $10,680,640)					$12,959,005
Other Assets Less Liabilities (0.0)%					(1,068)
Net Assets 100.0%					$12,957,937

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the
Investor Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE RETIREMENT 2035 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(326)	$(8,195)	$1,494
Emerging Markets Bond Fund	(343)	321	2,968
Emerging Markets Stock Fund	6,413	6,083	—
Equity Index 500 Fund	20,442	62,142	6,136
Floating Rate Fund	(30)	(15)	544
Growth Stock Fund	36,085	87,444	—
High Yield Fund	28	3,430	2,200
International Bond Fund (USD
Hedged)	521	16,526	1,534
International Stock Fund	2,816	31,583	—
International Value Equity Fund	(2,468)	9,192	—
Mid-Cap Growth Fund	6,528	30,147	—
Mid-Cap Value Fund	(38)	11,068	—
New Horizons Fund	5,097	18,135	—
New Income Fund	1,118	33,662	8,192
Overseas Stock Fund	4,067	14,560	—
Real Assets Fund	866	7,200	—
Small-Cap Stock Fund	3,219	16,109	—
Small-Cap Value Fund	1,667	8,610	—
U. S. Treasury Long-Term Fund	3,365	38,814	2,277
Value Fund	14,608	125,850	—
U. S. Treasury Money Fund	—	—	322
Totals	$103,635#	$512,666	$25,667+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $25,667 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2035 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement 2035 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE RETIREMENT 2040 FUND
August 31, 2019 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 85.1%
T. Rowe Price Funds:
Growth Stock Fund	2,669,689	2,635	131,683	38,790,792	2,659,885
Value Fund	2,545,197	2,506	136,431	71,028,120	2,575,480
Equity Index 500 Fund	1,166,793	10,524	51,214	15,129,691	1,182,688
International Stock Fund	1,060,308	34,788	46,622	63,768,193	1,086,610
Overseas Stock Fund	1,111,734	12,508	54,745	108,433,747	1,086,506
International Value Equity Fund	956,977	11,534	54,496	72,568,109	925,243
Emerging Markets Stock Fund	696,451	656	51,014	15,818,764	653,315
Mid-Cap Growth Fund	583,467	563	31,972	6,237,769	588,970
Mid-Cap Value Fund	514,827	864	26,002	19,206,737	502,832
New Horizons Fund(2)	388,282	359	18,703	6,191,676	391,004
Small-Cap Stock Fund(2)	355,469	344	15,946	7,047,189	358,843
Small-Cap Value Fund	328,125	332	14,639	7,101,587	324,401
Real Assets Fund	274,621	576	14,295	24,077,539	269,668
Total Equity Mutual Funds (Cost $9,513,808)					12,605,445

BOND MUTUAL FUNDS 14.5%
T. Rowe Price Funds:
New Income Fund	962,843	11,291	63,070	95,751,316	939,320
U. S. Treasury Long-Term Fund	388,102	6,675	42,093	26,443,816	390,575
International Bond Fund (USD
Hedged)	310,238	13,785	13,801	31,558,916	324,110
Dynamic Global Bond Fund	195,820	21,066	9,802	21,826,123	200,364
Emerging Markets Bond Fund	159,721	2,240	8,974	13,272,227	153,161
High Yield Fund	107,509	5,735	5,054	16,691,800	110,500
Floating Rate Fund	30,387	390	1,907	2,984,856	28,864
Total Bond Mutual Funds (Cost $2,052,535)					2,146,894

T. ROWE PRICE RETIREMENT 2040 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.4%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.81%(3)	51,231	109,561	102,861	57,930,712	57,931
Total Short-Term Investments (Cost $57,931)					57,931
Total Investments in Securities 100.0%
(Cost $11,624,274)					$14,810,270
Other Assets Less Liabilities (0.0)%					(1,315)
Net Assets 100.0%					$14,808,955

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the
Investor Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE RETIREMENT 2040 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(305)	$(6,720)	$1,233
Emerging Markets Bond Fund	(178)	174	2,091
Emerging Markets Stock Fund	7,560	7,222	—
Equity Index 500 Fund	17,296	56,585	5,497
Floating Rate Fund	(24)	(6)	366
Growth Stock Fund	44,781	119,244	—
High Yield Fund	73	2,310	1,502
International Bond Fund (USD
Hedged)	394	13,888	1,287
International Stock Fund	3,585	38,136	—
International Value Equity Fund	(2,998)	11,228	—
Mid-Cap Growth Fund	7,804	36,912	—
Mid-Cap Value Fund	394	13,143	—
New Horizons Fund	7,131	21,066	—
New Income Fund	1,062	28,256	6,903
Overseas Stock Fund	5,444	17,009	—
Real Assets Fund	1,118	8,766	—
Small-Cap Stock Fund	4,424	18,976	—
Small-Cap Value Fund	1,933	10,583	—
U. S. Treasury Long-Term Fund	5,013	37,891	2,315
Value Fund	22,610	164,208	—
U. S. Treasury Money Fund	—	—	257
Totals	$127,117#	$598,871	$21,451+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $21,451 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE RETIREMENT 2040 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement 2040 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE RETIREMENT 2045 FUND

August 31, 2019 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 89.1%
T. Rowe Price Funds:
Growth Stock Fund	1,645,166	21,840	74,277	24,342,448	1,669,162
Value Fund	1,580,502	6,508	84,638	44,363,349	1,608,615
Overseas Stock Fund	664,113	10,620	32,812	65,259,819	653,903
International Stock Fund	627,808	30,091	29,308	38,241,024	651,627
Equity Index 500 Fund	563,431	5,010	22,768	7,318,441	572,083
International Value Equity Fund	571,277	10,315	31,308	43,688,478	557,028
Emerging Markets Stock Fund	413,185	1,628	28,819	9,486,082	391,775
Mid-Cap Growth Fund	345,423	1,398	17,577	3,724,836	351,699
Mid-Cap Value Fund	305,409	1,995	16,599	11,431,512	299,277
New Horizons Fund(2)	230,897	891	10,940	3,712,334	234,434
Small-Cap Stock Fund(2)	210,541	857	9,923	4,194,618	213,590
Small-Cap Value Fund	195,975	1,825	9,406	4,267,850	194,955
Real Assets Fund	164,963	1,053	8,428	14,552,078	162,983
Total Equity Mutual Funds (Cost $6,349,284)					7,561,131

BOND MUTUAL FUNDS 10.4%
T. Rowe Price Funds:
New Income Fund	393,119	5,230	24,699	39,265,753	385,197
U. S. Treasury Long-Term Fund	182,022	2,503	17,167	12,552,493	185,400
International Bond Fund (USD
Hedged)	126,422	7,026	5,545	13,007,059	133,583
Dynamic Global Bond Fund	83,976	5,344	3,913	8,995,331	82,577
Emerging Markets Bond Fund	54,274	838	2,968	4,520,021	52,161
High Yield Fund	35,702	2,351	1,747	5,602,340	37,087
Floating Rate Fund	10,202	144	566	1,010,925	9,776
Total Bond Mutual Funds (Cost $842,497)					885,781

T. ROWE PRICE RETIREMENT 2045 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.5%
T. Rowe Price Funds:
U. S. Treasury Money Fund,1.81% (3)	38,777	80,423	75,799	43,400,524	43,401
Total Short-Term Investments (Cost $43,401)					43,401
Total Investments in Securities 100.0%
(Cost $7,235,182)					$8,490,313
Other Assets Less Liabilities (0.0)%					(607)
Net Assets 100.0%					$8,489,706

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the
Investor Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE RETIREMENT 2045 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(92)	$(2,830)	$512
Emerging Markets Bond Fund	(22)	17	712
Emerging Markets Stock Fund	2,901	5,781	—
Equity Index 500 Fund	9,307	26,410	2,655
Floating Rate Fund	(5)	(4)	124
Growth Stock Fund	24,869	76,433	—
High Yield Fund	18	781	504
International Bond Fund (USD
Hedged)	183	5,680	528
International Stock Fund	1,689	23,036	—
International Value Equity Fund	(1,982)	6,744	—
Mid-Cap Growth Fund	4,062	22,455	—
Mid-Cap Value Fund	(424)	8,472	—
New Horizons Fund	3,213	13,586	—
New Income Fund	474	11,547	2,830
Overseas Stock Fund	1,358	11,982	—
Real Assets Fund	533	5,395	—
Small-Cap Stock Fund	1,766	12,115	—
Small-Cap Value Fund	886	6,561	—
U. S. Treasury Long-Term Fund	2,106	18,042	1,086
Value Fund	9,991	106,243	—
U. S. Treasury Money Fund	—	—	216
Totals	$60,831#	$358,446	$9,167+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $9,167 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2045 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement 2045 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE RETIREMENT 2050 FUND
August 31, 2019 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 88.9%
T. Rowe Price Funds:
Growth Stock Fund	1,380,445	23,148	57,404	20,631,193	1,414,681
Value Fund	1,320,909	12,277	63,658	37,520,010	1,360,475
Overseas Stock Fund	555,985	13,828	25,414	55,352,429	554,631
International Stock Fund	528,948	24,843	21,115	32,416,174	552,372
Equity Index 500 Fund	473,840	9,816	17,846	6,269,844	490,114
International Value Equity Fund	480,276	10,974	23,977	37,077,347	472,736
Emerging Markets Stock Fund	345,977	1,822	20,254	8,054,204	332,639
Mid-Cap Growth Fund	287,730	1,562	14,122	3,121,314	294,714
Mid-Cap Value Fund	256,883	2,465	11,849	9,725,198	254,606
New Horizons Fund(2)	192,172	997	8,336	3,111,727	196,506
Small-Cap Stock Fund(2)	175,100	957	7,464	3,513,770	178,921
Small-Cap Value Fund	164,373	1,922	6,533	3,620,004	165,362
Real Assets Fund	139,811	1,301	6,389	12,444,888	139,383
Total Equity Mutual Funds (Cost $5,482,258)					6,407,140

BOND MUTUAL FUNDS 10.4%
T. Rowe Price Funds:
New Income Fund	330,015	5,057	19,146	33,198,983	325,682
U. S. Treasury Long-Term Fund	152,476	3,228	14,313	10,609,823	156,707
International Bond Fund (USD
Hedged)	106,701	5,136	3,965	10,970,727	112,669
Dynamic Global Bond Fund	71,473	4,065	2,801	7,659,596	70,315
Emerging Markets Bond Fund	45,206	689	2,198	3,786,644	43,698
High Yield Fund	30,044	2,050	1,219	4,762,529	31,528
Floating Rate Fund	8,949	124	464	889,829	8,605
Total Bond Mutual Funds (Cost $712,065)					749,204

T. ROWE PRICE RETIREMENT 2050 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.7%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.81%(3)	47,539	80,335	74,047	53,827,396	53,827
Total Short-Term Investments (Cost $53,827)					53,827

Total Investments in Securities 100.0%
(Cost $6,248,150)					$7,210,171

Other Assets Less Liabilities (0.0)%					(662)

Net Assets 100.0%					$7,209,509

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the
Investor Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE RETIREMENT 2050 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(65)	$(2,422)	$437
Emerging Markets Bond Fund	(10)	1	595
Emerging Markets Stock Fund	1,969	5,094	—
Equity Index 500 Fund	5,981	24,304	2,262
Floating Rate Fund	(4)	(4)	109
Growth Stock Fund	16,790	68,492	—
High Yield Fund	22	653	427
International Bond Fund (USD
Hedged)	137	4,797	444
International Stock Fund	1,157	19,696	—
International Value Equity Fund	(1,469)	5,463	—
Mid-Cap Growth Fund	2,553	19,544	—
Mid-Cap Value Fund	(386)	7,107	—
New Horizons Fund	2,324	11,673	—
New Income Fund	376	9,756	2,384
Overseas Stock Fund	811	10,232	—
Real Assets Fund	365	4,660	—
Small-Cap Stock Fund	1,219	10,328	—
Small-Cap Value Fund	629	5,600	—
U. S. Treasury Long-Term Fund	1,730	15,316	916
Value Fund	6,389	90,947	—
U. S. Treasury Money Fund	—	—	233
Totals	$40,518#	$311,237	$7,807+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $7,807 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2050 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement 2050 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE RETIREMENT 2055 FUND
August 31, 2019 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 89.2%
T. Rowe Price Funds:
Growth Stock Fund	711,415	24,942	35,000	10,792,472	740,040
Value Fund	682,104	21,358	34,234	19,811,092	718,350
Overseas Stock Fund	284,447	11,646	11,477	28,936,970	289,949
International Stock Fund	271,580	18,103	11,252	16,946,968	288,776
Equity Index 500 Fund	243,403	8,883	10,656	3,261,762	254,972
International Value Equity Fund	246,414	8,718	10,551	19,372,933	247,005
Emerging Markets Stock Fund	177,360	5,353	11,086	4,221,403	174,344
Mid-Cap Growth Fund	148,739	4,590	6,810	1,665,293	157,237
Mid-Cap Value Fund	133,344	4,367	6,434	5,157,540	135,025
New Horizons Fund(2)	99,216	2,923	3,694	1,663,804	105,069
Small-Cap Stock Fund(2)	90,397	2,816	3,456	1,870,844	95,263
Small-Cap Value Fund	83,892	2,711	3,514	1,882,710	86,002
Real Assets Fund	70,121	2,302	2,783	6,422,429	71,931
Total Equity Mutual Funds (Cost $3,058,416)					3,363,963

BOND MUTUAL FUNDS 10.5%
T. Rowe Price Funds:
New Income Fund	170,239	6,341	9,123	17,591,309	172,571
U. S. Treasury Long-Term Fund	77,149	2,814	6,269	5,536,676	81,777
International Bond Fund
(USD Hedged)	54,638	4,290	2,375	5,748,082	59,033
Dynamic Global Bond Fund	36,118	3,698	1,678	4,019,945	36,903
Emerging Markets Bond Fund	23,408	1,022	989	2,029,862	23,424
High Yield Fund	15,096	1,592	733	2,461,850	16,297
Floating Rate Fund	4,439	170	159	459,653	4,445
Total Bond Mutual Funds (Cost $374,194)					394,450

T. ROWE PRICE RETIREMENT 2055 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.3%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.81%(3)	8,007	17,067	12,241	12,832,852	12,833
Total Short-Term Investments (Cost $12,833)					12,833
Total Investments in Securities 100.0%
(Cost $3,445,443)					$3,771,246
Other Assets Less Liabilities (0.0)%					(324)
Net Assets 100.0%					$3,770,922

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the
Investor Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE RETIREMENT 2055 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(47)	$(1,235)	$225
Emerging Markets Bond Fund	(4)	(17)	314
Emerging Markets Stock Fund	767	2,717	—
Equity Index 500 Fund	2,059	13,342	1,158
Floating Rate Fund	(1)	(5)	55
Growth Stock Fund	4,973	38,683	—
High Yield Fund	1	342	218
International Bond Fund
(USD Hedged)	70	2,480	230
International Stock Fund	239	10,345	—
International Value Equity Fund	(612)	2,424	—
Mid-Cap Growth Fund	706	10,718	—
Mid-Cap Value Fund	(379)	3,748	—
New Horizons Fund	616	6,624	—
New Income Fund	189	5,114	1,244
Overseas Stock Fund	104	5,333	—
Real Assets Fund	180	2,291	—
Small-Cap Stock Fund	449	5,506	—
Small-Cap Value Fund	245	2,913	—
U. S. Treasury Long-Term Fund	691	8,083	469
Value Fund	1,251	49,122	—
U. S. Treasury Money Fund	—	—	39
Totals	$11,497#	$168,528	$3,952+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $3,952 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2055 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement 2055 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE RETIREMENT 2060 FUND
August 31, 2019 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 89.2%
T. Rowe Price Funds:
Growth Stock Fund	138,186	14,332	6,097	2,251,745	154,402
Value Fund	131,636	13,640	4,680	4,145,474	150,315
Overseas Stock Fund	54,849	6,242	1,798	6,015,313	60,274
International Stock Fund	52,037	7,940	1,763	3,530,190	60,155
Equity Index 500 Fund	46,883	5,159	1,582	680,652	53,207
International Value Equity Fund	47,634	5,126	1,613	4,038,227	51,487
Emerging Markets Stock Fund	34,462	3,418	1,830	887,281	36,645
Mid-Cap Growth Fund	29,012	2,931	1,185	348,495	32,905
Mid-Cap Value Fund	25,301	2,789	922	1,061,815	27,798
New Horizons Fund(2)	19,197	1,867	492	346,514	21,882
Small-Cap Stock Fund(2)	17,603	1,798	521	392,699	19,996
Small-Cap Value Fund	16,437	1,732	539	399,017	18,227
Real Assets Fund	13,569	1,469	447	1,343,643	15,049
Total Equity Mutual Funds (Cost $689,580)					702,342

BOND MUTUAL FUNDS 10.4%
T. Rowe Price Funds:
New Income Fund	32,407	3,504	1,226	3,639,903	35,707
U. S. Treasury Long-Term Fund	14,823	1,592	1,108	1,151,445	17,007
International Bond Fund
(USD Hedged)	10,660	1,441	339	1,193,596	12,258
Dynamic Global Bond Fund	6,949	1,195	239	833,568	7,652
Emerging Markets Bond Fund	4,512	515	141	422,430	4,875
High Yield Fund	2,926	529	105	516,249	3,418
Floating Rate Fund	851	84	23	94,198	911
Total Bond Mutual Funds (Cost $77,420)					81,828

T. ROWE PRICE RETIREMENT 2060 FUND

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.4%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.81%(3)	1,485	3,626	2,181	2,930,267	2,930
Total Short-Term Investments (Cost $2,930)					2,930
Total Investments in Securities 100.0%
(Cost $769,930)					$787,100
Other Assets Less Liabilities (0.0)%					(60)
Net Assets 100.0%					$787,040

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the
Investor Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE RETIREMENT 2060 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(5)	$(253)	$45
Emerging Markets Bond Fund	—	(11)	63
Emerging Markets Stock Fund	21	595	—
Equity Index 500 Fund	211	2,747	227
Floating Rate Fund	—	(1)	11
Growth Stock Fund	432	7,981	—
High Yield Fund	—	68	44
International Bond Fund
(USD Hedged)	13	496	46
International Stock Fund	34	1,941	—
International Value Equity Fund	(71)	340	—
Mid-Cap Growth Fund	81	2,147	—
Mid-Cap Value Fund	(50)	630	—
New Horizons Fund	92	1,310	—
New Income Fund	40	1,022	246
Overseas Stock Fund	—	981	—
Real Assets Fund	11	458	—
Small-Cap Stock Fund	42	1,116	—
Small-Cap Value Fund	2	597	—
U. S. Treasury Long-Term Fund	86	1,700	93
Value Fund	82	9,719	—
U. S. Treasury Money Fund	—	—	9
Totals	$1,021#	$33,583	$784+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $784 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2060 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement 2060 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE RETIREMENT BALANCED FUND
August 31, 2019 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
BOND MUTUAL FUNDS 60.6%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund	637,856	19,850	29,810	125,845,915	634,263
New Income Fund	293,522	6,322	16,344	29,778,561	292,128
International Bond Fund
(USD Hedged)	92,903	4,832	3,622	9,577,552	98,361
Emerging Markets Bond Fund	78,578	2,186	2,919	6,744,148	77,828
Dynamic Global Bond Fund	64,140	2,495	2,549	6,751,349	61,977
High Yield Fund	55,077	3,571	2,079	8,707,673	57,645
U. S. Treasury Long-Term Fund	57,506	1,153	7,251	3,854,112	56,925
Floating Rate Fund	16,529	407	1,196	1,628,014	15,743
Total Bond Mutual Funds (Cost $1,257,844)					1,294,870

EQUITY MUTUAL FUNDS 38.9%
T. Rowe Price Funds:
Equity Index 500 Fund	406,059	9,701	14,021	5,401,559	422,240
International Stock Fund	69,233	2,592	2,181	4,226,282	72,016
Overseas Stock Fund	73,316	1,092	3,947	7,124,873	71,391
International Value Equity Fund	61,697	937	2,018	4,780,271	60,949
Emerging Markets Stock Fund	46,020	651	3,586	1,054,644	43,557
Mid-Cap Growth Fund	37,755	559	1,129	421,545	39,802
Mid-Cap Value Fund	32,639	533	1,172	1,247,639	32,663
New Horizons Fund(2)	25,227	355	671	420,123	26,531
Small-Cap Stock Fund(2)	23,580	343	687	483,324	24,611
Small-Cap Value Fund	20,092	330	703	445,422	20,347
Real Assets Fund	17,310	279	578	1,567,784	17,559
Total Equity Mutual Funds (Cost $435,170)					831,666

T. ROWE PRICE RETIREMENT BALANCED FUND

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	8/31/19

SHORT-TERM INVESTMENTS 0.5%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.81%(3)	3,434	24,439	16,521	11,352,015	11,352
Total Short-Term Investments (Cost $11,352)					11,352
Total Investments in Securities 100.0%
(Cost $1,704,366)					$2,137,888
Other Assets Less Liabilities (0.0)%					(129)
Net Assets 100.0%					$2,137,759

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the
Investor Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE RETIREMENT BALANCED FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(111)	$(2,109)	$391
Emerging Markets Bond Fund	(41)	(17)	1,045
Emerging Markets Stock Fund	553	472	—
Equity Index 500 Fund	5,325	20,501	1,916
Floating Rate Fund	(19)	3	199
High Yield Fund	145	1,076	774
International Bond Fund
(USD Hedged)	33	4,248	385
International Stock Fund	348	2,372	—
International Value Equity Fund	152	333	—
Limited Duration Inflation
Focused Bond Fund	(16)	6,367	1,423
Mid-Cap Growth Fund	280	2,617	—
Mid-Cap Value Fund	172	663	—
New Horizons Fund	225	1,620	—
New Income Fund	375	8,628	2,119
Overseas Stock Fund	582	930	—
Real Assets Fund	68	548	—
Small-Cap Stock Fund	178	1,375	—
Small-Cap Value Fund	130	628	—
U. S. Treasury Long-Term Fund	903	5,517	346
U. S. Treasury Money Fund	—	—	44
Totals	$9,282#	$55,772	$8,642+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $8,642 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT BALANCED FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement Balanced Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE RETIREMENT I 2005 FUND - I CLASS
August 31, 2019 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
BOND MUTUAL FUNDS 64.6%
T. Rowe Price Funds:
New Income Fund	50,326	5,362	2,416	5,601,587	54,895
Limited Duration Inflation Focused
Bond Fund	45,799	5,670	1,204	10,029,195	50,748
International Bond Fund (USD
Hedged)	16,106	2,035	441	1,798,934	18,475
Emerging Markets Bond Fund	13,648	1,562	372	1,286,041	14,828
Dynamic Global Bond Fund	10,930	1,513	310	1,280,298	11,753
High Yield Fund	9,607	1,628	277	1,689,576	11,185
U. S. Treasury Long-Term Fund	9,479	974	841	724,021	10,694
Floating Rate Fund	2,817	287	192	301,118	2,912
Total Bond Mutual Funds (Cost $170,501)					175,490

EQUITY MUTUAL FUNDS 34.9%
T. Rowe Price Funds:
Equity Index 500 Fund	42,763	4,882	2,038	618,163	48,340
International Stock Fund	7,244	879	218	481,317	8,202
Overseas Stock Fund	7,473	776	332	808,015	8,088
International Value Equity Fund	6,387	818	199	555,635	7,068
Emerging Markets Stock Fund	4,875	463	538	119,043	4,925
Mid-Cap Growth Fund	3,931	396	102	47,949	4,530
Mid-Cap Value Fund	3,419	378	112	144,359	3,781
New Horizons Fund(2)	2,578	253	65	46,739	2,957
Small-Cap Stock Fund(2)	2,286	241	62	51,350	2,617
Small-Cap Value Fund	2,161	235	65	52,847	2,415
Real Assets Fund	1,870	201	54	186,288	2,084
Total Equity Mutual Funds (Cost $89,697)					95,007

T. ROWE PRICE RETIREMENT I 2005 FUND - I CLASS

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.5%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.88%(3)	141	3,113	1,980	1,273,851	1,274
Total Short-Term Investments (Cost $1,274)					1,274
Total Investments in Securities 100.0%
(Cost $261,472)					$271,771
Other Assets Less Liabilities 0.0%					1
Net Assets 100.0%					$271,772

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the I
Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE RETIREMENT I 2005 FUND - I CLASS

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(18)	$(380)	$74
Emerging Markets Bond Fund	(22)	(10)	195
Emerging Markets Stock Fund	(19)	125	—
Equity Index 500 Fund	2	2,733	225
Floating Rate Fund	(3)	—	36
High Yield Fund	(7)	227	146
International Bond Fund (USD
Hedged)	(3)	775	75
International Stock Fund	(19)	297	—
International Value Equity Fund	(28)	62	—
Limited Duration Inflation
Focused Bond Fund	(2)	483	124
Mid-Cap Growth Fund	(1)	305	—
Mid-Cap Value Fund	(15)	96	—
New Horizons Fund	—	191	—
New Income Fund	3	1,623	398
Overseas Stock Fund	(34)	171	—
Real Assets Fund	(2)	67	—
Small-Cap Stock Fund	—	152	—
Small-Cap Value Fund	(5)	84	—
U. S. Treasury Long-Term Fund	42	1,082	63
U. S. Treasury Money Fund	—	—	5
Totals	$(131) #	$8,083	$1,341+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,341 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2005 FUND - I CLASS
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement I 2005 Fund - I Class (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE RETIREMENT I 2010 FUND - I CLASS
August 31, 2019 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
BOND MUTUAL FUNDS 59.5%
T. Rowe Price Funds:
New Income Fund	130,207	8,154	7,333	13,780,123	135,045
Limited Duration Inflation Focused
Bond Fund	110,078	12,229	3,456	23,710,744	119,976
International Bond Fund (USD
Hedged)	41,738	3,259	1,340	4,439,810	45,597
Emerging Markets Bond Fund	34,468	2,399	1,734	3,050,522	35,172
Dynamic Global Bond Fund	28,305	2,530	818	3,164,407	29,049
U. S. Treasury Long-Term Fund	26,070	1,582	2,222	1,912,292	28,245
High Yield Fund	24,346	2,804	710	4,077,276	26,992
Floating Rate Fund	7,094	213	524	701,510	6,784
Total Bond Mutual Funds (Cost $414,660)					426,860

EQUITY MUTUAL FUNDS 39.8%
T. Rowe Price Funds:
Equity Index 500 Fund	136,095	9,600	8,343	1,863,815	145,750
International Stock Fund	23,057	1,383	700	1,447,105	24,659
Overseas Stock Fund	24,026	1,382	1,366	2,458,665	24,611
International Value Equity Fund	20,436	1,183	632	1,664,948	21,178
Emerging Markets Stock Fund	15,251	287	1,268	353,495	14,624
Mid-Cap Growth Fund	12,249	249	369	138,189	13,055
Mid-Cap Value Fund	10,768	670	355	434,507	11,380
New Horizons Fund(2)	8,142	158	226	136,757	8,652
Small-Cap Stock Fund(2)	7,575	430	228	162,241	8,268
Small-Cap Value Fund	6,910	417	238	160,912	7,354
Real Assets Fund	5,870	355	168	559,252	6,258
Total Equity Mutual Funds (Cost $261,880)					285,789

T. ROWE PRICE RETIREMENT I 2010 FUND - I CLASS

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.7%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.88%(3)	902	10,525	6,507	4,920,449	4,920
Total Short-Term Investments (Cost $4,920)					4,920

Total Investments in Securities 100.0%
(Cost $681,460)					$717,569

Other Assets Less Liabilities (0.0)%					(21)

Net Assets 100.0%					$717,548

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the I
Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE RETIREMENT I 2010 FUND - I CLASS

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(35)	$(968)	$185
Emerging Markets Bond Fund	(88)	39	475
Emerging Markets Stock Fund	(23)	354	—
Equity Index 500 Fund	264	8,398	694
Floating Rate Fund	(8)	1	87
High Yield Fund	(9)	552	357
International Bond Fund (USD
Hedged)	2	1,940	189
International Stock Fund	(39)	919	—
International Value Equity Fund	(64)	191	—
Limited Duration Inflation
Focused Bond Fund	6	1,125	292
Mid-Cap Growth Fund	15	926	—
Mid-Cap Value Fund	(35)	297	—
New Horizons Fund	17	578	—
New Income Fund	59	4,017	996
Overseas Stock Fund	(104)	569	—
Real Assets Fund	2	201	—
Small-Cap Stock Fund	7	491	—
Small-Cap Value Fund	(11)	265	—
U. S. Treasury Long-Term Fund	184	2,815	169
U. S. Treasury Money Fund	—	—	18
Totals	$140#	$22,710	$3,462+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $3,462 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2010 FUND - I CLASS
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement I 2010 Fund - I Class (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE RETIREMENT I 2015 FUND - I CLASS
August 31, 2019 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
BOND MUTUAL FUNDS 52.9%
T. Rowe Price Funds:
New Income Fund	224,747	13,362	8,569	24,148,990	236,660
Limited Duration Inflation Focused
Bond Fund	178,583	15,050	5,411	37,563,250	190,070
International Bond Fund (USD
Hedged)	72,150	6,689	1,552	7,858,323	80,705
Emerging Markets Bond Fund	57,797	3,828	1,254	5,234,527	60,354
U. S. Treasury Long-Term Fund	48,782	2,813	3,633	3,611,924	53,348
Dynamic Global Bond Fund	48,702	5,423	798	5,621,726	51,607
High Yield Fund	40,230	5,577	674	6,958,335	46,064
Floating Rate Fund	11,886	393	523	1,215,528	11,754
Total Bond Mutual Funds (Cost $709,629)					730,562

EQUITY MUTUAL FUNDS 46.5%
T. Rowe Price Funds:
Equity Index 500 Fund	225,766	14,906	10,549	3,125,806	244,438
International Stock Fund	51,112	3,128	876	3,252,913	55,430
Overseas Stock Fund	52,773	2,851	1,659	5,509,121	55,146
International Value Equity Fund	45,271	2,446	800	3,720,307	47,322
Growth Stock Fund	39,868	1,966	3,178	598,507	41,099
Value Fund	36,694	1,799	798	1,115,592	40,485
Emerging Markets Stock Fund	34,000	742	2,793	794,260	32,859
Mid-Cap Growth Fund	27,477	472	549	312,387	29,511
Mid-Cap Value Fund	24,106	1,384	447	981,060	25,694
New Horizons Fund(2)	18,323	301	345	310,049	19,617
Small-Cap Stock Fund(2)	16,930	882	340	364,906	18,596
Small-Cap Value Fund	15,910	863	363	372,746	17,035
Real Assets Fund	13,195	730	213	1,267,454	14,183
Total Equity Mutual Funds (Cost $600,938)					641,415

T. ROWE PRICE RETIREMENT I 2015 FUND - I CLASS

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.6%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.88%(3)	702	19,379	11,612	8,468,653	8,469
Total Short-Term Investments (Cost $8,469)					8,469

Total Investments in Securities 100.0%
(Cost $1,319,036)					$1,380,446

Other Assets Less Liabilities (0.0)%					(76)

Net Assets 100.0%					$1,380,370

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the I
Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE RETIREMENT I 2015 FUND - I CLASS

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(47)	$(1,720)	$326
Emerging Markets Bond Fund	(88)	(17)	809
Emerging Markets Stock Fund	(151)	910	—
Equity Index 500 Fund	143	14,315	1,170
Floating Rate Fund	(9)	(2)	150
Growth Stock Fund	73	2,443	—
High Yield Fund	(18)	931	600
International Bond Fund (USD
Hedged)	(6)	3,418	332
International Stock Fund	(79)	2,066	—
International Value Equity Fund	(116)	405	—
Limited Duration Inflation
Focused Bond Fund	(20)	1,848	471
Mid-Cap Growth Fund	8	2,111	—
Mid-Cap Value Fund	(59)	651	—
New Horizons Fund	11	1,338	—
New Income Fund	19	7,120	1,743
Overseas Stock Fund	(162)	1,181	—
Real Assets Fund	(9)	471	—
Small-Cap Stock Fund	(3)	1,124	—
Small-Cap Value Fund	(32)	625	—
U. S. Treasury Long-Term Fund	304	5,386	320
Value Fund	(36)	2,790	—
U. S. Treasury Money Fund	—	—	29
Totals	$(277) #	$47,394	$5,950+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $5,950 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2015 FUND - I CLASS
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement I 2015 Fund - I Class (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE RETIREMENT I 2020 FUND - I CLASS
August 31, 2019 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 55.9%
T. Rowe Price Funds:
Equity Index 500 Fund	793,176	53,959	31,756	11,020,554	861,807
Growth Stock Fund	256,189	13,501	26,912	3,748,191	257,388
Value Fund	235,468	12,118	8,002	7,076,434	256,804
International Stock Fund	215,821	16,165	6,007	13,737,101	234,080
Overseas Stock Fund	224,331	13,528	8,860	23,308,649	233,320
International Value Equity Fund	192,775	11,611	5,413	15,743,889	200,262
Emerging Markets Stock Fund	143,472	2,868	9,598	3,374,774	139,614
Mid-Cap Growth Fund	118,438	1,665	3,714	1,323,995	125,078
Mid-Cap Value Fund	102,484	6,564	3,049	4,143,786	108,526
New Horizons Fund(2)	77,763	1,059	2,200	1,294,282	81,889
Small-Cap Stock Fund(2)	72,416	4,238	2,291	1,548,100	78,891
Small-Cap Value Fund	66,095	4,098	2,397	1,535,777	70,185
Real Assets Fund	56,207	3,457	1,454	5,365,031	60,035
Total Equity Mutual Funds (Cost $2,552,966)					2,707,879

BOND MUTUAL FUNDS 43.7%
T. Rowe Price Funds:
New Income Fund	710,758	46,395	36,401	75,768,080	742,527
Limited Duration Inflation Focused
Bond Fund	376,434	59,992	15,631	83,918,116	424,626
International Bond Fund (USD
Hedged)	228,260	20,397	8,185	24,436,683	250,965
U. S. Treasury Long-Term Fund	167,276	10,722	12,752	12,423,013	183,488
Emerging Markets Bond Fund	176,387	12,615	9,367	15,584,444	179,689
Dynamic Global Bond Fund	153,635	16,698	4,395	17,479,885	160,465
High Yield Fund	123,177	15,121	3,519	20,763,355	137,454
Floating Rate Fund	36,087	1,001	2,122	3,613,928	34,947
Total Bond Mutual Funds (Cost $2,051,407)					2,114,161

T. ROWE PRICE RETIREMENT I 2020 FUND - I CLASS

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.4%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.88%(3)	6,939	53,188	40,131	19,996,323	19,996
Total Short-Term Investments (Cost $19,996)					19,996

Total Investments in Securities 100.0%
(Cost $4,624,369)					$4,842,036

Other Assets Less Liabilities (0.0)%					(271)

Net Assets 100.0%					$4,841,765

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the I
Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE RETIREMENT I 2020 FUND - I CLASS

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(75)	$(5,473)	$1,024
Emerging Markets Bond Fund	(281)	54	2,440
Emerging Markets Stock Fund	158	2,872	—
Equity Index 500 Fund	3,662	46,428	4,091
Floating Rate Fund	(16)	(19)	451
Growth Stock Fund	1,210	14,610	—
High Yield Fund	94	2,675	1,824
International Bond Fund (USD
Hedged)	226	10,493	1,044
International Stock Fund	218	8,101	—
International Value Equity Fund	(75)	1,289	—
Limited Duration Inflation
Focused Bond Fund	175	3,831	1,021
Mid-Cap Growth Fund	418	8,689	—
Mid-Cap Value Fund	(26)	2,527	—
New Horizons Fund	430	5,267	—
New Income Fund	779	21,775	5,506
Overseas Stock Fund	(38)	4,321	—
Real Assets Fund	135	1,825	—
Small-Cap Stock Fund	240	4,528	—
Small-Cap Value Fund	51	2,389	—
U. S. Treasury Long-Term Fund	1,186	18,242	1,092
Value Fund	350	17,220	—
U. S. Treasury Money Fund	—	—	89
Totals	$8,821#	$171,644	$18,582+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $18,582 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2020 FUND - I CLASS
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement I 2020 Fund - I Class (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE RETIREMENT I 2025 FUND - I CLASS
August 31, 2019 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 64.6%
T. Rowe Price Funds:
Equity Index 500 Fund	694,353	62,450	19,180	9,963,210	779,123
Growth Stock Fund	439,503	31,521	25,493	6,867,177	471,569
Value Fund	409,637	29,906	12,053	12,615,680	457,823
International Stock Fund	261,464	25,541	4,775	17,136,399	292,004
Overseas Stock Fund	269,094	22,487	4,804	29,112,289	291,415
International Value Equity Fund	230,937	19,274	4,300	19,432,506	247,181
Emerging Markets Stock Fund	170,198	6,957	6,764	4,194,851	173,541
Mid-Cap Growth Fund	141,370	2,886	3,160	1,605,058	151,630
Mid-Cap Value Fund	122,758	10,913	2,440	5,119,736	134,086
New Horizons Fund(2)	92,490	1,841	1,865	1,562,663	98,870
Small-Cap Stock Fund(2)	85,712	7,001	1,953	1,888,204	96,223
Small-Cap Value Fund	79,269	6,769	2,042	1,901,017	86,876
Real Assets Fund	66,927	5,753	1,210	6,585,699	73,694
Total Equity Mutual Funds (Cost $3,226,426)					3,354,035

BOND MUTUAL FUNDS 34.7%
T. Rowe Price Funds:
New Income Fund	631,476	55,236	24,819	69,563,162	681,719
Limited Duration Inflation Focused
Bond Fund	222,171	33,194	9,838	48,972,961	247,803
International Bond Fund (USD
Hedged)	202,118	27,687	7,138	22,608,206	232,186
U. S. Treasury Long-Term Fund	167,263	15,474	12,116	12,830,322	189,504
Emerging Markets Bond Fund	147,366	13,849	3,620	13,640,240	157,272
Dynamic Global Bond Fund	135,723	19,584	2,690	16,080,149	147,616
High Yield Fund	102,068	15,530	2,003	17,799,902	117,835
Floating Rate Fund	30,108	1,087	1,868	3,031,546	29,315
Total Bond Mutual Funds (Cost $1,742,593)					1,803,250

T. ROWE PRICE RETIREMENT I 2025 FUND - I CLASS

	$ Value	e $ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.7%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.88%(3)	3,287	58,641	24,236	37,691,823	37,692
Total Short-Term Investments (Cost $37,692)					37,692

Total Investments in Securities 100.0%
(Cost $5,006,711)					$5,194,977

Other Assets Less Liabilities (0.0)%					(243)

Net Assets 100.0%					$5,194,734

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the I
Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE RETIREMENT I 2025 FUND - I CLASS

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(19)	$(5,001)	$921
Emerging Markets Bond Fund	9	(323)	2,077
Emerging Markets Stock Fund	303	3,150	—
Equity Index 500 Fund	2,462	41,500	3,628
Floating Rate Fund	(18)	(12)	376
Growth Stock Fund	1,166	26,038	—
High Yield Fund	88	2,240	1,536
International Bond Fund (USD
Hedged)	203	9,519	946
International Stock Fund	413	9,774	—
International Value Equity Fund	145	1,270	—
Limited Duration Inflation
Focused Bond Fund	91	2,276	604
Mid-Cap Growth Fund	373	10,534	—
Mid-Cap Value Fund	86	2,855	—
New Horizons Fund	390	6,404	—
New Income Fund	558	19,826	4,956
Overseas Stock Fund	383	4,638	—
Real Assets Fund	121	2,224	—
Small-Cap Stock Fund	206	5,463	—
Small-Cap Value Fund	45	2,880	—
U. S. Treasury Long-Term Fund	989	18,883	1,107
Value Fund	438	30,333	—
U. S. Treasury Money Fund	—	—	97
Totals	$8,432#	$194,471	$16,248+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $16,248 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2025 FUND - I CLASS
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement I 2025 Fund - I Class (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE RETIREMENT I 2030 FUND - I CLASS
August 31, 2019 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 72.4%
T. Rowe Price Funds:
Growth Stock Fund	765,848	49,696	42,363	11,904,472	817,480
Equity Index 500 Fund	731,820	59,931	24,868	10,349,407	809,324
Value Fund	717,705	46,555	27,874	21,740,003	788,945
Overseas Stock Fund	386,281	29,076	9,204	41,215,354	412,566
International Stock Fund	371,840	32,404	8,530	24,012,833	409,179
International Value Equity Fund	331,812	24,952	7,688	27,567,566	350,660
Emerging Markets Stock Fund	242,977	6,880	9,337	5,909,234	244,465
Mid-Cap Growth Fund	202,727	3,138	5,386	2,279,318	215,327
Mid-Cap Value Fund	175,542	14,115	4,347	7,227,351	189,284
New Horizons Fund(2)	133,821	1,990	3,137	2,239,926	141,720
Small-Cap Stock Fund(2)	123,672	9,161	3,353	2,692,235	137,196
Small-Cap Value Fund	113,056	8,710	3,448	2,676,679	122,324
Real Assets Fund	95,038	7,446	2,172	9,237,769	103,371
Total Equity Mutual Funds (Cost $4,556,546)					4,741,841

BOND MUTUAL FUNDS 26.9%
T. Rowe Price Funds:
New Income Fund	657,086	52,745	27,389	71,709,532	702,753
International Bond Fund (USD
Hedged)	210,807	32,955	8,514	23,872,916	245,175
U. S. Treasury Long-Term Fund	195,877	18,026	15,296	14,928,521	220,494
Dynamic Global Bond Fund	140,480	21,477	3,527	16,694,369	153,254
Emerging Markets Bond Fund	142,413	12,689	4,222	13,054,193	150,515
Limited Duration Inflation Focused
Bond Fund	129,985	19,520	3,210	29,169,790	147,599
High Yield Fund	97,559	16,841	2,442	17,229,745	114,061
Floating Rate Fund	29,017	898	1,374	2,948,727	28,514
Total Bond Mutual Funds (Cost $1,696,137)					1,762,365

T. ROWE PRICE RETIREMENT I 2030 FUND - I CLASS

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.7%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.88%(3)	2,532	78,049	31,954	48,626,933	48,627
Total Short-Term Investments (Cost $48,627)					48,627

Total Investments in Securities 100.0%
(Cost $6,301,310)					$6,552,833

Other Assets Less Liabilities (0.0)%					(244)

Net Assets 100.0%					$6,552,589

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the I
Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE RETIREMENT I 2030 FUND - I CLASS

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(5)	$(5,176)	$950
Emerging Markets Bond Fund	60	(365)	2,001
Emerging Markets Stock Fund	744	3,945	—
Equity Index 500 Fund	3,772	42,441	3,794
Floating Rate Fund	(2)	(27)	365
Growth Stock Fund	3,083	44,299	—
High Yield Fund	114	2,103	1,468
International Bond Fund (USD
Hedged)	275	9,927	991
International Stock Fund	881	13,465	—
International Value Equity Fund	391	1,584	—
Limited Duration Inflation
Focused Bond Fund	86	1,304	358
Mid-Cap Growth Fund	754	14,848	—
Mid-Cap Value Fund	234	3,974	—
New Horizons Fund	760	9,046	—
New Income Fund	743	20,311	5,129
Overseas Stock Fund	709	6,413	—
Real Assets Fund	242	3,059	—
Small-Cap Stock Fund	437	7,716	—
Small-Cap Value Fund	155	4,006	—
U. S. Treasury Long-Term Fund	1,437	21,887	1,299
Value Fund	1,039	52,559	—
U. S. Treasury Money Fund	—	—	154
Totals	$15,909#	$257,319	$16,509+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $16,509 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2030 FUND - I CLASS
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement I 2030 Fund - I Class (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE RETIREMENT I 2035 FUND - I CLASS
August 31, 2019 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
PORTFOLIO OF INVESTMENTS(1)	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 79.5%
T. Rowe Price Funds:
Growth Stock Fund	614,281	46,327	16,881	9,893,644	679,396
Value Fund	584,576	43,970	15,395	18,074,015	655,906
Equity Index 500 Fund	399,734	37,134	11,098	5,745,026	449,261
Overseas Stock Fund	280,376	24,160	5,449	30,346,143	303,765
International Stock Fund	269,130	27,284	4,796	17,687,305	301,392
International Value Equity Fund	240,536	20,723	4,333	20,283,130	258,001
Emerging Markets Stock Fund	174,561	7,286	4,938	4,345,323	179,766
Mid-Cap Growth Fund	145,440	4,044	3,001	1,663,908	157,189
Mid-Cap Value Fund	127,120	14,911	2,448	5,432,409	142,275
New Horizons Fund(2)	97,196	1,930	1,750	1,644,280	104,034
Small-Cap Stock Fund(2)	89,537	7,581	1,872	1,979,659	100,883
Small-Cap Value Fund	81,374	7,270	1,931	1,960,035	89,574
Real Assets Fund	69,365	6,448	1,240	6,865,020	76,820
Total Equity Mutual Funds (Cost $3,392,527)					3,498,262

BOND MUTUAL FUNDS 19.9%
T. Rowe Price Funds:
New Income Fund	347,330	32,632	11,883	38,670,467	378,970
U. S. Treasury Long-Term Fund	115,507	12,025	6,132	9,125,023	134,777
International Bond Fund
(USD Hedged)	111,603	19,823	3,701	12,954,694	133,045
Dynamic Global Bond Fund	73,620	13,967	1,490	9,075,779	83,316
Emerging Markets Bond Fund	69,173	7,942	1,589	6,530,292	75,294
High Yield Fund	47,674	8,103	940	8,439,041	55,866
Floating Rate Fund	13,614	517	281	1,430,350	13,831
Total Bond Mutual Funds (Cost $837,779)					875,099

T. ROWE PRICE RETIREMENT I 2035 FUND - I CLASS

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.6%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.88% (3)	7,262	45,653	24,171	28,743,700	28,744
Total Short-Term Investments (Cost $28,744)					28,744
Total Investments in Securities 100.0%
(Cost $4,259,050)					$4,402,105
Other Assets Less Liabilities (0.0)%					(92)
Net Assets 100.0%					$4,402,013

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the
I Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE RETIREMENT I 2035 FUND - I CLASS

AFFILIATED COMPANIES
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$7	$(2,781)	$506
Emerging Markets Bond Fund	50	(232)	983
Emerging Markets Stock Fund	607	2,857	—
Equity Index 500 Fund	1,854	23,491	2,091
Floating Rate Fund	4	(19)	174
Growth Stock Fund	2,223	35,669	—
High Yield Fund	57	1,029	719
International Bond Fund (USD
Hedged)	132	5,320	530
International Stock Fund	691	9,774	—
International Value Equity Fund	374	1,075	—
Mid-Cap Growth Fund	507	10,706	—
Mid-Cap Value Fund	225	2,692	—
New Horizons Fund	479	6,658	—
New Income Fund	343	10,891	2,730
Overseas Stock Fund	539	4,678	—
Real Assets Fund	171	2,247	—
Small-Cap Stock Fund	284	5,637	—
Small-Cap Value Fund	142	2,861	—
U. S. Treasury Long-Term Fund	515	13,377	771
Value Fund	1,121	42,755	—
U. S. Treasury Money Fund	—	—	109
Totals	$10,325#	$178,685	$8,613+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $8,613 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2035 FUND - I CLASS
UNAUDITED
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement I 2035 Fund - I Class (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE RETIREMENT I 2040 FUND - I CLASS
August 31, 2019 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
PORTFOLIO OF INVESTMENTS(1)	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 84.9%
T. Rowe Price Funds:
Growth Stock Fund	843,127	53,238	34,555	13,221,236	907,902
Value Fund	804,938	49,912	35,667	24,150,274	876,413
Equity Index 500 Fund	366,436	30,622	12,890	5,167,621	404,108
Overseas Stock Fund	352,448	26,079	11,118	37,240,735	372,780
International Stock Fund	337,029	32,619	10,931	21,732,082	370,315
International Value Equity Fund	302,855	21,959	9,866	24,858,164	316,196
Emerging Markets Stock Fund	221,354	6,814	9,663	5,353,274	221,465
Mid-Cap Growth Fund	183,492	3,754	6,514	2,050,751	193,734
Mid-Cap Value Fund	160,287	13,756	5,574	6,564,784	171,932
New Horizons Fund(2)	122,140	2,392	3,788	2,032,622	128,604
Small-Cap Stock Fund(2)	112,273	7,812	4,008	2,410,162	122,822
Small-Cap Value Fund	102,098	8,545	4,181	2,404,870	109,902
Real Assets Fund	87,579	6,414	2,811	8,390,690	93,892
Total Equity Mutual Funds (Cost $4,143,122)					4,290,065

BOND MUTUAL FUNDS 14.5%
T. Rowe Price Funds:
New Income Fund	302,124	24,092	14,371	32,751,040	320,960
U. S. Treasury Long-Term Fund	121,455	11,392	13,239	8,977,693	132,601
International Bond Fund
(USD Hedged)	97,738	13,692	4,090	10,887,895	111,819
Dynamic Global Bond Fund	62,416	10,293	2,362	7,411,304	68,036
Emerging Markets Bond Fund	50,422	4,136	1,988	4,546,442	52,420
High Yield Fund	33,536	4,486	1,217	5,666,037	37,509
Floating Rate Fund	9,734	328	334	1,004,339	9,712
Total Bond Mutual Funds (Cost $697,236)					733,057

T. ROWE PRICE RETIREMENT I 2040 FUND - I CLASS

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.6%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.88% (3)	7,347	45,729	24,677	28,399,303	28,399
Total Short-Term Investments (Cost $28,399)					28,399
Total Investments in Securities 100.0%
(Cost $4,868,757)					$5,051,521
Other Assets Less Liabilities (0.0)%					(69)
Net Assets 100.0%					$5,051,452

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the
I Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE RETIREMENT I 2040 FUND - I CLASS

AFFILIATED COMPANIES
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$7	$(2,311)	$423
Emerging Markets Bond Fund	70	(150)	701
Emerging Markets Stock Fund	1,440	2,960	—
Equity Index 500 Fund	3,115	19,940	1,901
Floating Rate Fund	6	(16)	123
Growth Stock Fund	5,783	46,092	—
High Yield Fund	57	704	496
International Bond Fund
(USD Hedged)	186	4,479	455
International Stock Fund	1,450	11,598	—
International Value Equity Fund	758	1,248	—
Mid-Cap Growth Fund	1,140	13,002	—
Mid-Cap Value Fund	457	3,463	—
New Horizons Fund	1,089	7,860	—
New Income Fund	542	9,115	2,352
Overseas Stock Fund	1,297	5,371	—
Real Assets Fund	371	2,710	—
Small-Cap Stock Fund	668	6,745	—
Small-Cap Value Fund	336	3,440	—
U. S. Treasury Long-Term Fund	1,325	12,993	801
Value Fund	2,785	57,230	—
U. S. Treasury Money Fund	—	—	103
Totals	$22,882#	$206,473	$7,355+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $7,355 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2040 FUND - I CLASS
UNAUDITED
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement I 2040 Fund - I Class (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE RETIREMENT I 2045 FUND - I CLASS
August 31, 2019 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
PORTFOLIO OF INVESTMENTS(1)	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 88.9%
T. Rowe Price Funds:
Growth Stock Fund	557,284	46,899	4,801	9,230,759	633,876
Value Fund	533,061	41,989	7,539	16,757,050	608,114
Overseas Stock Fund	223,033	22,215	358	24,855,436	248,803
International Stock Fund	213,423	27,378	348	14,584,683	248,523
Equity Index 500 Fund	190,359	18,359	1,616	2,802,459	219,152
International Value Equity Fund	192,840	18,248	310	16,646,504	211,744
Emerging Markets Stock Fund	140,086	5,774	1,197	3,563,310	147,414
Mid-Cap Growth Fund	115,866	4,541	955	1,359,143	128,398
Mid-Cap Value Fund	101,856	11,996	178	4,426,970	115,942
New Horizons Fund(2)	77,755	1,618	586	1,335,604	84,504
Small-Cap Stock Fund(2)	71,453	6,332	619	1,607,601	81,924
Small-Cap Value Fund	65,111	6,597	646	1,608,387	73,503
Real Assets Fund	54,776	5,174	83	5,517,977	61,746
Total Equity Mutual Funds (Cost $2,784,039)					2,863,643

BOND MUTUAL FUNDS 10.6%
T. Rowe Price Funds:
New Income Fund	132,075	13,029	2,412	15,003,271	147,032
U. S. Treasury Long-Term Fund	59,934	7,433	4,466	4,738,184	69,983
International Bond Fund
(USD Hedged)	42,359	7,901	351	5,063,844	52,006
Dynamic Global Bond Fund	28,236	5,628	43	3,566,748	32,743
Emerging Markets Bond Fund	18,328	1,856	153	1,733,788	19,990
High Yield Fund	11,879	2,001	19	2,135,538	14,137
Floating Rate Fund	3,615	129	23	384,376	3,717
Total Bond Mutual Funds (Cost $320,962)					339,608

T. ROWE PRICE RETIREMENT I 2045 FUND - I CLASS

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.5%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.88% (3)	8,395	27,903	19,508	16,790,115	16,790
Total Short-Term Investments (Cost $16,790)					16,790
Total Investments in Securities 100.0%
(Cost $3,121,791)					$3,220,041
Other Assets Less Liabilities (0.0)%					(8)
Net Assets 100.0%					$3,220,033

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the
I Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE RETIREMENT I 2045 FUND - I CLASS

AFFILIATED COMPANIES
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(3)	$(1,078)	$196
Emerging Markets Bond Fund	(11)	(41)	262
Emerging Markets Stock Fund	(170)	2,751	—
Equity Index 500 Fund	(76)	12,050	994
Floating Rate Fund	—	(4)	47
Growth Stock Fund	(328)	34,494	—
High Yield Fund	—	276	183
International Bond Fund
(USD Hedged)	—	2,097	204
International Stock Fund	(40)	8,070	—
International Value Equity Fund	(46)	966	—
Mid-Cap Growth Fund	(39)	8,946	—
Mid-Cap Value Fund	(28)	2,268	—
New Horizons Fund	(3)	5,717	—
New Income Fund	6	4,340	1,054
Overseas Stock Fund	(49)	3,913	—
Real Assets Fund	(4)	1,879	—
Small-Cap Stock Fund	(58)	4,758	—
Small-Cap Value Fund	(106)	2,441	—
U. S. Treasury Long-Term Fund	363	7,082	409
Value Fund	(644)	40,603	—
U. S. Treasury Money Fund	—	—	73
Totals	$(1,236)#	$141,528	$3,422+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $3,422 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2045 FUND - I CLASS
UNAUDITED
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement I 2045 Fund - I Class (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE RETIREMENT I 2050 FUND - I CLASS
August 31, 2019 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
PORTFOLIO OF INVESTMENTS(1)	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 89.0%
T. Rowe Price Funds:
Growth Stock Fund	546,670	42,633	28,793	8,552,726	587,316
Value Fund	523,246	38,179	31,881	15,557,452	564,580
Overseas Stock Fund	218,940	20,425	11,504	23,028,534	230,516
International Stock Fund	208,897	25,918	11,315	13,488,504	229,844
Equity Index 500 Fund	186,957	16,803	9,358	2,599,912	203,313
International Value Equity Fund	189,166	16,416	10,240	15,388,500	195,742
Emerging Markets Stock Fund	137,475	4,521	6,509	3,297,862	136,432
Mid-Cap Growth Fund	114,157	3,337	5,970	1,259,904	119,023
Mid-Cap Value Fund	100,134	10,714	5,793	4,084,041	106,961
New Horizons Fund(2)	76,033	1,440	3,423	1,239,275	78,409
Small-Cap Stock Fund(2)	70,067	5,771	3,688	1,491,566	76,010
Small-Cap Value Fund	63,710	6,558	3,793	1,495,453	68,342
Real Assets Fund	53,764	5,107	2,938	5,131,518	57,422
Total Equity Mutual Funds (Cost $2,585,645)					2,653,910

BOND MUTUAL FUNDS 10.5%
T. Rowe Price Funds:
New Income Fund	129,611	11,954	9,065	13,896,650	136,187
U. S. Treasury Long-Term Fund	58,750	6,943	7,018	4,389,845	64,838
International Bond Fund (USD
Hedged)	41,758	6,995	2,654	4,668,140	47,942
Dynamic Global Bond Fund	27,645	5,088	1,712	3,267,753	29,998
Emerging Markets Bond Fund	17,973	1,701	1,059	1,606,908	18,528
High Yield Fund	11,727	1,845	742	1,974,243	13,069
Floating Rate Fund	3,569	121	178	362,417	3,505
Total Bond Mutual Funds (Cost $297,154)					314,067

T. ROWE PRICE RETIREMENT I 2050 FUND - I CLASS

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.5%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.88% (3)	8,136	27,191	19,449	15,878,053	15,878
Total Short-Term Investments (Cost $15,878)					15,878
Total Investments in Securities 100.0%
(Cost $2,898,677)					$2,983,855
Other Assets Less Liabilities (0.0)%					(3)
Net Assets 100.0%					$2,983,852

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the
I Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE RETIREMENT I 2050 FUND - I CLASS

AFFILIATED COMPANIES
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$12	$(1,023)	$184
Emerging Markets Bond Fund	67	(87)	248
Emerging Markets Stock Fund	1,945	945	—
Equity Index 500 Fund	2,888	8,911	975
Floating Rate Fund	4	(7)	45
Growth Stock Fund	6,812	26,806	—
High Yield Fund	28	239	173
International Bond Fund (USD
Hedged)	143	1,843	193
International Stock Fund	1,793	6,344	—
International Value Equity Fund	1,010	400	—
Mid-Cap Growth Fund	1,315	7,499	—
Mid-Cap Value Fund	586	1,906	—
New Horizons Fund	1,210	4,359	—
New Income Fund	420	3,687	998
Overseas Stock Fund	1,604	2,655	—
Real Assets Fund	427	1,489	—
Small-Cap Stock Fund	780	3,860	—
Small-Cap Value Fund	513	1,867	—
U. S. Treasury Long-Term Fund	783	6,163	387
Value Fund	3,990	35,036	—
U. S. Treasury Money Fund	—	—	67
Totals	$26,330#	$112,892	$3,270+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $3,270 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2050 FUND - I CLASS
UNAUDITED
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement I 2050 Fund - I Class (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE RETIREMENT I 2055 FUND - I CLASS
August 31, 2019 (Unaudited)

	$ Value	e $ Purchase	$ Sales		$ Value
PORTFOLIO OF INVESTMENTS(1)	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 88.9%
T. Rowe Price Funds:
Growth Stock Fund	245,696	28,223	3,847	4,155,751	285,375
Value Fund	234,071	25,528	5,542	7,497,903	272,099
International Stock Fund	92,435	17,501	59	6,645,990	113,248
Overseas Stock Fund	97,886	13,254	61	11,260,328	112,716
Equity Index 500 Fund	83,549	10,962	1,125	1,261,983	98,687
International Value Equity Fund	84,629	10,765	53	7,522,469	95,686
Emerging Markets Stock Fund	61,406	4,256	827	1,596,652	66,053
Mid-Cap Growth Fund	51,594	2,886	660	612,249	57,839
Mid-Cap Value Fund	44,927	6,919	30	2,014,738	52,766
New Horizons Fund(2)	34,289	1,520	406	599,757	37,947
Small-Cap Stock Fund(2)	31,080	3,837	416	717,613	36,569
Small-Cap Value Fund	28,556	4,195	453	730,275	33,374
Real Assets Fund	24,159	3,136	14	2,511,179	28,100
Total Equity Mutual Funds (Cost $1,260,652)					1,290,459

BOND MUTUAL FUNDS 10.6%
T. Rowe Price Funds:
New Income Fund	57,933	7,625	1,203	6,764,834	66,295
U. S. Treasury Long-Term Fund	26,136	4,228	2,188	2,121,946	31,341
International Bond Fund
(USD Hedged)	18,628	4,264	243	2,296,247	23,583
Dynamic Global Bond Fund	12,406	3,164	7	1,642,133	15,075
Emerging Markets Bond Fund	8,034	1,083	106	779,719	8,990
High Yield Fund	5,253	1,055	3	970,959	6,428
Floating Rate Fund	1,599	80	16	171,906	1,662
Total Bond Mutual Funds (Cost $144,755)					153,374

T. ROWE PRICE RETIREMENT I 2055 FUND - I CLASS

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.5%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.88% (3)	3,548	14,609	11,002	7,154,559	7,155
Total Short-Term Investments (Cost $7,155)					7,155
Total Investments in Securities 100.0%
(Cost $1,412,562)					$1,450,988
Other Assets Less Liabilities 0.0%					19
Net Assets 100.0%					$1,451,007

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the
I Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE RETIREMENT I 2055 FUND - I CLASS

AFFILIATED COMPANIES
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$—	$(488)	$88
Emerging Markets Bond Fund	(8)	(21)	117
Emerging Markets Stock Fund	(120)	1,218	—
Equity Index 500 Fund	(57)	5,301	439
Floating Rate Fund	—	(1)	21
Growth Stock Fund	(245)	15,303	—
High Yield Fund	—	123	82
International Bond Fund
(USD Hedged)	—	934	91
International Stock Fund	(6)	3,371	—
International Value Equity Fund	(7)	345	—
Mid-Cap Growth Fund	(25)	4,019	—
Mid-Cap Value Fund	(5)	950	—
New Horizons Fund	(3)	2,544	—
New Income Fund	3	1,940	470
Overseas Stock Fund	(7)	1,637	—
Real Assets Fund	—	819	—
Small-Cap Stock Fund	(27)	2,068	—
Small-Cap Value Fund	(77)	1,076	—
U. S. Treasury Long-Term Fund	168	3,165	182
Value Fund	(475)	18,042	—
U. S. Treasury Money Fund	—	—	33
Totals	$(891)#	$62,345	$1,523+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,523 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2055 FUND - I CLASS
UNAUDITED
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement I 2055 Fund - I Class (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE RETIREMENT I 2060 FUND - I CLASS
August 31, 2019 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
PORTFOLIO OF INVESTMENTS(1)	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 89.3%
T. Rowe Price Funds:
Growth Stock Fund	61,803	9,362	1,033	1,076,867	73,948
Value Fund	59,085	8,909	730	1,977,657	71,769
Overseas Stock Fund	24,674	3,956	184	2,883,289	28,862
International Stock Fund	23,507	4,605	179	1,691,164	28,817
Equity Index 500 Fund	20,996	3,333	141	326,193	25,508
International Value Equity Fund	21,294	3,423	160	1,937,313	24,643
Emerging Markets Stock Fund	15,324	2,229	372	421,558	17,440
Mid-Cap Growth Fund	12,974	1,915	239	165,701	15,654
Mid-Cap Value Fund	11,292	1,821	91	506,700	13,270
New Horizons Fund(2)	8,595	1,219	52	164,289	10,395
Small-Cap Stock Fund(2)	7,858	1,175	53	186,394	9,499
Small-Cap Value Fund	7,224	1,131	55	187,342	8,561
Real Assets Fund	6,104	961	44	645,668	7,225
Total Equity Mutual Funds (Cost $330,930)					335,591

BOND MUTUAL FUNDS 10.4%
T. Rowe Price Funds:
New Income Fund	14,552	2,248	228	1,741,190	17,064
U. S. Treasury Long-Term Fund	6,619	1,125	420	551,603	8,147
International Bond Fund
(USD Hedged)	4,719	938	34	570,281	5,857
Dynamic Global Bond Fund	3,129	632	24	394,079	3,618
Emerging Markets Bond Fund	2,026	325	14	202,076	2,330
High Yield Fund	1,321	308	10	249,302	1,650
Floating Rate Fund	399	53	2	46,446	449
Total Bond Mutual Funds (Cost $36,798)					39,115

T. ROWE PRICE RETIREMENT I 2060 FUND - I CLASS

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.3%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.88% (3)	847	1,580	1,261	1,166,087	1,166
Total Short-Term Investments (Cost $1,166)					1,166
Total Investments in Securities 100.0%
(Cost $368,894)					$375,872

Other Assets Less Liabilities 0.0%					27

Net Assets 100.0%					$375,899

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the
I Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE RETIREMENT I 2060 FUND - I CLASS

AFFILIATED COMPANIES
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(1)	$(119)	$22
Emerging Markets Bond Fund	—	(7)	30
Emerging Markets Stock Fund	(17)	259	—
Equity Index 500 Fund	11	1,320	112
Floating Rate Fund	—	(1)	5
Growth Stock Fund	9	3,816	—
High Yield Fund	—	31	21
International Bond Fund
(USD Hedged)	1	234	23
International Stock Fund	(2)	884	—
International Value Equity Fund	(9)	86	—
Mid-Cap Growth Fund	2	1,004	—
Mid-Cap Value Fund	(6)	248	—
New Horizons Fund	6	633	—
New Income Fund	3	492	120
Overseas Stock Fund	(7)	416	—
Real Assets Fund	1	204	—
Small-Cap Stock Fund	3	519	—
Small-Cap Value Fund	(1)	261	—
U. S. Treasury Long-Term Fund	26	823	46
Value Fund	(9)	4,505	—
U. S. Treasury Money Fund	—	—	5
Totals	$10#	$15,608	$384+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $384 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2060 FUND - I CLASS
UNAUDITED
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement I 2060 Fund - I Class (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE RETIREMENT BALANCED I FUND - I CLASS
August 31, 2019 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
PORTFOLIO OF INVESTMENTS(1)	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
BOND MUTUAL FUNDS 60.5%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund	100,167	8,460	11,607	19,315,736	97,738
New Income Fund	46,309	3,309	6,001	4,571,921	44,805
International Bond Fund
(USD Hedged)	14,683	1,508	1,658	1,472,921	15,127
Emerging Markets Bond Fund	12,395	968	1,630	1,016,267	11,717
Dynamic Global Bond Fund	10,045	945	1,164	1,034,963	9,501
U. S. Treasury Long-Term Fund	9,057	627	1,573	603,571	8,915
High Yield Fund	8,637	1,056	1,014	1,334,373	8,833
Floating Rate Fund	2,602	179	347	251,225	2,429
Total Bond Mutual Funds (Cost $194,045)					199,065

EQUITY MUTUAL FUNDS 38.7%
T. Rowe Price Funds:
Equity Index 500 Fund	64,637	4,767	7,461	826,587	64,639
Overseas Stock Fund	11,451	772	1,434	1,095,896	10,970
International Stock Fund	10,825	771	1,201	629,435	10,726
International Value Equity Fund	9,710	662	1,088	734,788	9,346
Emerging Markets Stock Fund	7,299	456	1,027	163,275	6,755
Mid-Cap Growth Fund	5,806	394	568	63,304	5,980
Mid-Cap Value Fund	5,180	376	621	193,319	5,063
New Horizons Fund(2)	3,992	251	332	64,942	4,109
Small-Cap Stock Fund(2)	3,735	242	353	74,867	3,815
Small-Cap Value Fund	3,220	233	363	69,678	3,184
Real Assets Fund	2,763	197	303	243,759	2,728
Total Equity Mutual Funds (Cost $117,009)					127,315

T. ROWE PRICE RETIREMENT BALANCED I FUND - I CLASS

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.8%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.88% (3)	209	4,223	1,801	2,630,883	2,631
Total Short-Term Investments (Cost $2,631)					2,631
Total Investments in Securities 100.0%
(Cost $313,685)					$329,011
Other Assets Less Liabilities 0.0%					27
Net Assets 100.0%					$329,038

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the
I Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE RETIREMENT BALANCED I FUND - I CLASS

AFFILIATED COMPANIES
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(14)	$(325)	$63
Emerging Markets Bond Fund	28	(16)	162
Emerging Markets Stock Fund	145	27	—
Equity Index 500 Fund	1,365	2,696	332
Floating Rate Fund	2	(5)	31
High Yield Fund	36	154	121
International Bond Fund
(USD Hedged)	66	594	64
International Stock Fund	100	331	—
International Value Equity Fund	28	62	—
Limited Duration Inflation
Focused Bond Fund	269	718	250
Mid-Cap Growth Fund	96	348	—
Mid-Cap Value Fund	13	128	—
New Horizons Fund	91	198	—
New Income Fund	201	1,188	339
Overseas Stock Fund	67	181	—
Real Assets Fund	30	71	—
Small-Cap Stock Fund	55	191	—
Small-Cap Value Fund	30	94	—
U. S. Treasury Long-Term Fund	164	804	56
U. S. Treasury Money Fund	—	—	7
Totals	$2,772#	$7,439	$1,425+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,425 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT BALANCED I FUND - I CLASS
UNAUDITED
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement Balanced I Fund - I Class (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE TARGET 2005 FUND
August 31, 2019 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
BOND MUTUAL FUNDS 66.1%
T. Rowe Price Funds:
New Income Fund	7,650	331	478	789,369	7,736
Limited Duration Inflation Focused
Bond Fund	7,174	408	229	1,467,415	7,425
International Bond Fund (USD
Hedged)	2,401	170	80	253,504	2,604
Emerging Markets Bond Fund	2,100	106	68	185,410	2,138
Dynamic Global Bond Fund	1,637	133	56	180,766	1,659
High Yield Fund	1,460	151	50	240,772	1,594
U. S. Treasury Long-Term Fund	1,345	56	134	95,083	1,404
Floating Rate Fund	443	20	28	44,961	435
Total Bond Mutual Funds (Cost $24,069)					24,995

EQUITY MUTUAL FUNDS 33.4%
T. Rowe Price Funds:
Equity Index 500 Fund	6,092	289	327	82,325	6,438
International Stock Fund	1,010	75	35	63,983	1,090
Overseas Stock Fund	1,049	40	36	107,389	1,075
International Value Equity Fund	916	60	31	74,812	952
Emerging Markets Stock Fund	692	24	67	15,983	661
Mid-Cap Growth Fund	532	21	18	6,092	576
Mid-Cap Value Fund	478	20	19	18,824	493
New Horizons Fund(2)	371	13	11	6,325	400
Small-Cap Stock Fund(2)	338	13	11	7,094	361
Small-Cap Value Fund	313	12	11	7,145	327
Real Assets Fund	255	10	9	23,716	265
Total Equity Mutual Funds (Cost $10,223)					12,638

T. ROWE PRICE TARGET 2005 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.4%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.88%(3)	14	512	355	171,026	171
Total Short-Term Investments (Cost $171)					171
Total Investments in Securities 99.9%
(Cost $34,463)					$37,804
Other Assets Less Liabilities 0.1%					21
Net Assets 100.0%					$37,825

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the I
Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE TARGET 2005 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(3)	$(55)	$11
Emerging Markets Bond Fund	(2)	—	29
Emerging Markets Stock Fund	4	12	—
Equity Index 500 Fund	1	384	32
Floating Rate Fund	(1)	—	5
High Yield Fund	—	33	21
International Bond Fund (USD
Hedged)	—	113	11
International Stock Fund	(1)	40	—
International Value Equity Fund	(1)	7	—
Limited Duration Inflation
Focused Bond Fund	1	72	19
Mid-Cap Growth Fund	—	41	—
Mid-Cap Value Fund	(2)	14	—
New Horizons Fund	—	27	—
New Income Fund	4	233	58
Overseas Stock Fund	(1)	22	—
Real Assets Fund	—	9	—
Small-Cap Stock Fund	—	21	—
Small-Cap Value Fund	—	13	—
U. S. Treasury Long-Term Fund	16	137	9
U. S. Treasury Money Fund	—	—	1
Totals	$15#	$1,123	$196+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $196 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TARGET 2005 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Target 2005 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE TARGET 2010 FUND
August 31, 2019 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
BOND MUTUAL FUNDS 64.8%
T. Rowe Price Funds:
New Income Fund	13,364	395	764	1,367,512	13,402
Limited Duration Inflation Focused
Bond Fund	13,024	543	450	2,617,951	13,247
International Bond Fund (USD
Hedged)	4,237	251	154	441,219	4,531
Emerging Markets Bond Fund	3,645	132	130	316,573	3,650
Dynamic Global Bond Fund	2,882	221	108	315,930	2,900
High Yield Fund	2,551	211	97	411,397	2,723
U. S. Treasury Long-Term Fund	2,423	68	232	169,778	2,508
Floating Rate Fund	756	24	54	75,173	727
Total Bond Mutual Funds (Cost $42,374)					43,688

EQUITY MUTUAL FUNDS 34.5%
T. Rowe Price Funds:
Equity Index 500 Fund	11,535	402	794	151,251	11,828
International Stock Fund	1,912	71	75	116,731	1,989
Overseas Stock Fund	1,987	47	97	198,133	1,983
International Value Equity Fund	1,720	40	65	134,669	1,713
Emerging Markets Stock Fund	1,301	28	135	29,440	1,218
Mid-Cap Growth Fund	1,006	24	35	11,350	1,072
Mid-Cap Value Fund	899	23	39	34,774	911
New Horizons Fund(2)	702	15	22	11,797	746
Small-Cap Stock Fund(2)	639	15	22	13,222	674
Small-Cap Value Fund	590	14	22	13,255	606
Real Assets Fund	488	12	18	44,609	499
Total Equity Mutual Funds (Cost $18,649)					23,239

T. ROWE PRICE TARGET 2010 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.7%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.88%(3)	30	1,019	606	443,010	443
Total Short-Term Investments (Cost $443)					443
Total Investments in Securities 100.0%
(Cost $61,466)					$67,370
Other Assets Less Liabilities 0.0%					24
Net Assets 100.0%					$67,394

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the I
Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE TARGET 2010 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(7)	$(95)	$19
Emerging Markets Bond Fund	(6)	3	50
Emerging Markets Stock Fund	7	24	—
Equity Index 500 Fund	58	685	59
Floating Rate Fund	(1)	1	9
High Yield Fund	(1)	58	37
International Bond Fund (USD
Hedged)	(1)	197	19
International Stock Fund	(5)	81	—
International Value Equity Fund	(5)	18	—
Limited Duration Inflation
Focused Bond Fund	—	130	34
Mid-Cap Growth Fund	1	77	—
Mid-Cap Value Fund	(5)	28	—
New Horizons Fund	1	51	—
New Income Fund	4	407	101
Overseas Stock Fund	(7)	46	—
Real Assets Fund	—	17	—
Small-Cap Stock Fund	1	42	—
Small-Cap Value Fund	(1)	24	—
U. S. Treasury Long-Term Fund	22	249	15
U. S. Treasury Money Fund	—	—	2
Totals	$55#	$2,043	$345+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $345 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TARGET 2010 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Target 2010 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE TARGET 2015 FUND
August 31, 2019 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
BOND MUTUAL FUNDS 62.7%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund	37,974	1,573	843	7,724,843	39,088
New Income Fund	36,764	1,053	1,216	3,851,670	37,746
International Bond Fund (USD
Hedged)	11,880	460	241	1,231,641	12,649
Emerging Markets Bond Fund	9,921	349	202	873,143	10,067
Dynamic Global Bond Fund	8,045	460	170	878,231	8,062
High Yield Fund	7,004	597	148	1,149,852	7,612
U. S. Treasury Long-Term Fund	7,017	188	560	499,905	7,384
Floating Rate Fund	2,068	65	122	207,958	2,011
Total Bond Mutual Funds (Cost $121,063)					124,619

EQUITY MUTUAL FUNDS 36.9%
T. Rowe Price Funds:
Equity Index 500 Fund	26,504	826	957	357,983	27,994
International Stock Fund	5,966	212	130	369,058	6,289
Overseas Stock Fund	6,088	157	125	623,471	6,241
International Value Equity Fund	5,290	167	114	423,808	5,391
Growth Stock Fund	4,692	100	345	68,755	4,722
Value Fund	4,341	95	88	128,820	4,675
Emerging Markets Stock Fund	4,038	81	343	92,827	3,840
Mid-Cap Growth Fund	3,169	70	62	36,209	3,421
Mid-Cap Value Fund	2,800	67	66	109,902	2,878
New Horizons Fund(2)	2,160	44	38	36,722	2,323
Small-Cap Stock Fund(2)	1,965	44	38	41,195	2,099
Small-Cap Value Fund	1,855	41	38	42,216	1,929
Real Assets Fund	1,525	35	31	141,423	1,583
Total Equity Mutual Funds (Cost $60,271)					73,385

T. ROWE PRICE TARGET 2015 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.4%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.88%(3)	89	1,988	1,313	764,079	764
Total Short-Term Investments (Cost $764)					764
Total Investments in Securities 100.0%
(Cost $182,098)					$198,768
Other Assets Less Liabilities 0.0%					5
Net Assets 100.0%					$198,773

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the I
Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE TARGET 2015 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(10)	$(273)	$52
Emerging Markets Bond Fund	(10)	(1)	137
Emerging Markets Stock Fund	30	64	—
Equity Index 500 Fund	72	1,621	137
Floating Rate Fund	(2)	—	26
Growth Stock Fund	20	275	—
High Yield Fund	(1)	159	103
International Bond Fund (USD
Hedged)	(2)	550	53
International Stock Fund	(8)	241	—
International Value Equity Fund	(9)	48	—
Limited Duration Inflation
Focused Bond Fund	(2)	384	98
Mid-Cap Growth Fund	1	244	—
Mid-Cap Value Fund	(6)	77	—
New Horizons Fund	2	157	—
New Income Fund	3	1,145	281
Overseas Stock Fund	(3)	121	—
Real Assets Fund	—	54	—
Small-Cap Stock Fund	1	128	—
Small-Cap Value Fund	(1)	71	—
U. S. Treasury Long-Term Fund	49	739	45
Value Fund	(3)	327	—
U. S. Treasury Money Fund	—	—	3
Totals	$121#	$6,131	$935+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $935 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

.

T. ROWE PRICE TARGET 2015 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Target 2015 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE TARGET 2020 FUND
August 31, 2019 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
BOND MUTUAL FUNDS 56.4%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund	61,067	3,055	3,087	12,183,431	61,648
New Income Fund	51,879	1,799	2,826	5,351,818	52,448
International Bond Fund (USD
Hedged)	17,206	561	742	1,734,500	17,813
Emerging Markets Bond Fund	13,295	551	592	1,151,229	13,274
U. S. Treasury Long-Term Fund	11,096	365	1,028	784,156	11,582
Dynamic Global Bond Fund	11,641	598	520	1,235,795	11,345
High Yield Fund	9,510	899	436	1,538,843	10,187
Floating Rate Fund	2,804	102	186	281,387	2,721
Total Bond Mutual Funds (Cost $175,503)					181,018

EQUITY MUTUAL FUNDS 43.1%
T. Rowe Price Funds:
Equity Index 500 Fund	41,719	1,685	1,992	563,083	44,033
Value Fund	12,309	501	550	363,726	13,199
Growth Stock Fund	13,894	369	1,910	191,464	13,148
Overseas Stock Fund	11,774	388	554	1,186,489	11,877
International Stock Fund	11,436	438	551	692,828	11,806
International Value Equity Fund	10,226	289	484	798,029	10,151
Emerging Markets Stock Fund	7,599	201	691	175,532	7,262
Mid-Cap Growth Fund	6,153	173	261	69,183	6,535
Mid-Cap Value Fund	5,525	165	285	213,123	5,582
New Horizons Fund(2)	4,157	110	163	69,608	4,404
Small-Cap Stock Fund(2)	3,792	106	160	78,238	3,987
Small-Cap Value Fund	3,505	102	167	78,442	3,585
Real Assets Fund	2,967	86	132	270,515	3,027
Total Equity Mutual Funds (Cost $118,109)					138,596

T. ROWE PRICE TARGET 2020 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.5%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.88%(3)	175	3,466	1,988	1,652,737	1,653
Total Short-Term Investments (Cost $1,653)					1,653
Total Investments in Securities 100.0%
(Cost $295,265)					$321,267
Other Assets Less Liabilities (0.0)%					(13)
Net Assets 100.0%					$321,254

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the I
Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE TARGET 2020 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(30)	$(374)	$75
Emerging Markets Bond Fund	(30)	20	181
Emerging Markets Stock Fund	15	153	—
Equity Index 500 Fund	12	2,621	213
Floating Rate Fund	(3)	1	35
Growth Stock Fund	66	795	—
High Yield Fund	(4)	214	137
International Bond Fund (USD
Hedged)	(6)	788	76
International Stock Fund	(37)	483	—
International Value Equity Fund	(43)	120	—
Limited Duration Inflation
Focused Bond Fund	(9)	613	157
Mid-Cap Growth Fund	1	470	—
Mid-Cap Value Fund	(36)	177	—
New Horizons Fund	4	300	—
New Income Fund	9	1,596	393
Overseas Stock Fund	(41)	269	—
Real Assets Fund	(1)	106	—
Small-Cap Stock Fund	1	249	—
Small-Cap Value Fund	(12)	145	—
U. S. Treasury Long-Term Fund	89	1,149	70
Value Fund	(17)	939	—
U. S. Treasury Money Fund	—	—	6
Totals	$(72) #	$10,834	$1,343+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,343 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

.

T. ROWE PRICE TARGET 2020 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Target 2020 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE TARGET 2025 FUND
August 31, 2019 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 50.4%
T. Rowe Price Funds:
Equity Index 500 Fund	38,218	1,880	1,362	526,365	41,162
Growth Stock Fund	23,926	973	1,269	365,750	25,116
Value Fund	22,718	808	428	683,784	24,815
International Stock Fund	14,709	488	297	909,294	15,494
Overseas Stock Fund	14,846	489	302	1,532,698	15,342
International Value Equity Fund	12,828	419	267	1,029,658	13,097
Emerging Markets Stock Fund	9,261	288	715	218,498	9,039
Mid-Cap Growth Fund	7,582	246	141	87,575	8,273
Mid-Cap Value Fund	7,067	237	155	280,515	7,347
New Horizons Fund(2)	5,069	157	362	82,453	5,217
Small-Cap Stock Fund(2)	4,680	155	88	99,253	5,058
Small-Cap Value Fund	4,371	148	92	100,666	4,600
Real Assets Fund	3,706	126	72	347,653	3,890
Total Equity Mutual Funds (Cost $159,317)					178,450

BOND MUTUAL FUNDS 49.1%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund	55,583	4,972	1,910	11,703,597	59,220
New Income Fund	48,788	1,894	1,843	5,140,060	50,373
International Bond Fund (USD
Hedged)	16,155	598	294	1,675,619	17,209
Emerging Markets Bond Fund	11,863	551	231	1,056,249	12,179
U. S. Treasury Long-Term Fund	11,092	413	719	812,428	11,999
Dynamic Global Bond Fund	11,036	421	208	1,184,513	10,874
High Yield Fund	8,809	544	170	1,417,025	9,381
Floating Rate Fund	2,551	102	122	261,699	2,531
Total Bond Mutual Funds (Cost $168,354)					173,766

T. ROWE PRICE TARGET 2025 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.5%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.88% (3)	448	3,700	2,580	1,568,256	1,568
Total Short-Term Investments (Cost $1,568)					1,568
Total Investments in Securities 100.0%
(Cost $329,239)					$353,784
Other Assets Less Liabilities (0.0)%					(10)
Net Assets 100.0%					$353,774

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the I
Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE TARGET 2025 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(13)	$(375)	$72
Emerging Markets Bond Fund	(15)	(4)	165
Emerging Markets Stock Fund	(2)	205	—
Equity Index 500 Fund	6	2,426	199
Floating Rate Fund	(2)	—	32
Growth Stock Fund	16	1,486	—
High Yield Fund	(3)	198	127
International Bond Fund (USD
Hedged)	(1)	750	73
International Stock Fund	(24)	594	—
International Value Equity Fund	(33)	117	—
Limited Duration Inflation
Focused Bond Fund	(6)	575	146
Mid-Cap Growth Fund	(2)	586	—
Mid-Cap Value Fund	(23)	198	—
New Horizons Fund	27	353	—
New Income Fund	5	1,534	376
Overseas Stock Fund	(29)	309	—
Real Assets Fund	(2)	130	—
Small-Cap Stock Fund	(2)	311	—
Small-Cap Value Fund	(9)	173	—
U. S. Treasury Long-Term Fund	72	1,213	72
Value Fund	(14)	1,717	—
U. S. Treasury Money Fund	—	—	7
Totals	$(54) #	$12,496	$1,269+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,269 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TARGET 2025 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Target 2025 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE TARGET 2030 FUND
August 31, 2019 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 57.8%
T. Rowe Price Funds:
Growth Stock Fund	33,276	1,168	1,770	506,078	34,752
Equity Index 500 Fund	31,868	1,173	878	437,196	34,189
Value Fund	31,450	1,119	1,686	917,678	33,303
Overseas Stock Fund	16,889	527	500	1,726,906	17,286
International Stock Fund	16,545	526	490	1,013,195	17,265
International Value Equity Fund	14,551	450	438	1,156,719	14,713
Emerging Markets Stock Fund	10,530	311	815	247,816	10,252
Mid-Cap Growth Fund	8,690	266	232	99,456	9,396
Mid-Cap Value Fund	7,955	258	257	312,848	8,193
New Horizons Fund(2)	5,816	168	415	94,415	5,974
Small-Cap Stock Fund(2)	5,336	166	146	112,092	5,712
Small-Cap Value Fund	4,907	158	152	111,905	5,114
Real Assets Fund	4,191	136	118	389,446	4,358
Total Equity Mutual Funds (Cost $179,112)					200,507

BOND MUTUAL FUNDS 41.6%
T. Rowe Price Funds:
New Income Fund	45,613	1,681	2,489	4,715,794	46,215
Limited Duration Inflation Focused
Bond Fund	36,093	3,851	1,317	7,708,716	39,006
International Bond Fund (USD
Hedged)	14,975	528	398	1,538,317	15,798
U. S. Treasury Long-Term Fund	10,784	385	827	778,244	11,495
Emerging Markets Bond Fund	10,902	482	304	961,371	11,085
Dynamic Global Bond Fund	10,259	373	281	1,090,252	10,009
High Yield Fund	8,040	531	226	1,288,181	8,528
Floating Rate Fund	2,366	89	135	239,951	2,320
Total Bond Mutual Funds (Cost $139,516)					144,456

T. ROWE PRICE TARGET 2030 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.6%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.88% (3)	318	3,324	1,444	2,197,995	2,198
Total Short-Term Investments (Cost $2,198)					2,198
Total Investments in Securities 100.0%
(Cost $320,826)					$347,161
Other Assets Less Liabilities (0.0)%					(14)
Net Assets 100.0%					$347,147

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the I
Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE TARGET 2030 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(17)	$(342)	$67
Emerging Markets Bond Fund	(16)	5	151
Emerging Markets Stock Fund	5	226	—
Equity Index 500 Fund	(3)	2,026	166
Floating Rate Fund	(2)	—	30
Growth Stock Fund	16	2,078	—
High Yield Fund	(4)	183	116
International Bond Fund (USD
Hedged)	(1)	693	67
International Stock Fund	(37)	684	—
International Value Equity Fund	(50)	150	—
Limited Duration Inflation
Focused Bond Fund	(3)	379	96
Mid-Cap Growth Fund	—	672	—
Mid-Cap Value Fund	(37)	237	—
New Horizons Fund	31	405	—
New Income Fund	10	1,410	348
Overseas Stock Fund	(46)	370	—
Real Assets Fund	(2)	149	—
Small-Cap Stock Fund	(2)	356	—
Small-Cap Value Fund	(15)	201	—
U. S. Treasury Long-Term Fund	85	1,153	70
Value Fund	(43)	2,420	—
U. S. Treasury Money Fund	—	—	7
Totals	$(131) #	$13,455	$1,118+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,118 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TARGET 2030 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Target 2030 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE TARGET 2035 FUND
August 31, 2019 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 65.4%
T. Rowe Price Funds:
Growth Stock Fund	27,752	855	400	435,756	29,923
Value Fund	26,514	937	287	803,557	29,161
Equity Index 500 Fund	17,960	760	197	251,380	19,658
International Stock Fund	12,346	591	144	779,451	13,282
Overseas Stock Fund	12,653	390	148	1,313,484	13,148
International Value Equity Fund	10,930	410	131	888,063	11,296
Emerging Markets Stock Fund	7,810	231	133	194,700	8,055
Mid-Cap Growth Fund	6,561	198	69	76,177	7,196
Mid-Cap Value Fund	5,968	190	76	238,291	6,241
New Horizons Fund(2)	4,316	126	44	74,535	4,716
Small-Cap Stock Fund(2)	3,947	124	43	84,160	4,289
Small-Cap Value Fund	3,627	118	45	84,019	3,840
Real Assets Fund	3,153	100	35	297,486	3,329
Total Equity Mutual Funds (Cost $140,221)					154,134

BOND MUTUAL FUNDS 34.0%
T. Rowe Price Funds:
New Income Fund	29,295	1,081	837	3,108,197	30,460
Limited Duration Inflation Focused
Bond Fund	10,595	450	110	2,182,570	11,044
International Bond Fund (USD
Hedged)	9,688	369	101	1,013,407	10,407
U. S. Treasury Long-Term Fund	7,324	255	696	517,316	7,641
Emerging Markets Bond Fund	6,920	306	77	619,532	7,143
Dynamic Global Bond Fund	6,681	240	72	720,970	6,618
High Yield Fund	5,147	326	56	835,757	5,533
Floating Rate Fund	1,469	56	84	149,025	1,441
Total Bond Mutual Funds (Cost $77,236)					80,287

T. ROWE PRICE TARGET 2035 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.6%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.88% (3)	583	1,297	516	1,363,659	1,364
Total Short-Term Investments (Cost $1,364)					1,364
Total Investments in Securities 100.0%
(Cost $218,821)					$235,785
Other Assets Less Liabilities 0.0%					4
Net Assets 100.0%					$235,789

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the I
Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE TARGET 2035 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(5)	$(231)	$44
Emerging Markets Bond Fund	(5)	(6)	96
Emerging Markets Stock Fund	(4)	147	—
Equity Index 500 Fund	(4)	1,135	93
Floating Rate Fund	(1)	—	18
Growth Stock Fund	(8)	1,716	—
High Yield Fund	(1)	116	75
International Bond Fund (USD
Hedged)	—	451	44
International Stock Fund	(12)	489	—
International Value Equity Fund	(17)	87	—
Limited Duration Inflation
Focused Bond Fund	—	109	28
Mid-Cap Growth Fund	(1)	506	—
Mid-Cap Value Fund	(12)	159	—
New Horizons Fund	(1)	318	—
New Income Fund	3	921	226
Overseas Stock Fund	(15)	253	—
Real Assets Fund	(1)	111	—
Small-Cap Stock Fund	(1)	261	—
Small-Cap Value Fund	(5)	140	—
U. S. Treasury Long-Term Fund	74	758	47
Value Fund	(9)	1,997	—
U. S. Treasury Money Fund	—	—	6
Totals	$(25) #	$9,437	$677+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $677 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TARGET 2035 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Target 2035 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE TARGET 2040 FUND
August 31, 2019 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 72.0%
T. Rowe Price Funds:
Growth Stock Fund	29,033	1,443	1,173	453,139	31,117
Value Fund	27,743	1,181	559	839,334	30,459
Equity Index 500 Fund	12,648	752	375	176,902	13,834
International Stock Fund	11,678	820	254	746,156	12,714
Overseas Stock Fund	12,091	569	260	1,263,884	12,651
International Value Equity Fund	10,517	446	229	851,304	10,829
Emerging Markets Stock Fund	7,470	309	193	186,750	7,726
Mid-Cap Growth Fund	6,282	265	122	73,136	6,909
Mid-Cap Value Fund	5,628	253	134	225,470	5,905
New Horizons Fund(2)	4,189	169	78	72,525	4,589
Small-Cap Stock Fund(2)	3,800	163	76	81,233	4,140
Small-Cap Value Fund	3,466	157	80	80,548	3,681
Real Assets Fund	3,007	134	62	284,623	3,185
Total Equity Mutual Funds (Cost $135,335)					147,739

BOND MUTUAL FUNDS 27.3%
T. Rowe Price Funds:
New Income Fund	23,701	1,135	1,180	2,488,745	24,390
International Bond Fund (USD
Hedged)	7,750	615	151	835,338	8,579
U. S. Treasury Long-Term Fund	6,172	286	560	443,424	6,549
Emerging Markets Bond Fund	5,420	303	110	486,624	5,611
Dynamic Global Bond Fund	5,283	415	106	589,240	5,409
High Yield Fund	3,978	378	81	659,243	4,364
Floating Rate Fund	1,139	56	19	121,517	1,175
Total Bond Mutual Funds (Cost $53,624)					56,077

T. ROWE PRICE TARGET 2040 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)

SHORT-TERM INVESTMENTS 0.7%
T. Rowe Price Funds:
U. S. Treasury Money Fund,
1.88% (3)	503	1,626	803	1,325,315	1,326
Total Short-Term Investments (Cost $1,326)					1,326
Total Investments in Securities 100.0%
(Cost $190,285)					$205,142
Other Assets Less Liabilities 0.0%					7
Net Assets 100.0%					$205,149

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the I
Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE TARGET 2040 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(6)	$(183)	$35
Emerging Markets Bond Fund	(6)	(2)	75
Emerging Markets Stock Fund	(2)	140	—
Equity Index 500 Fund	(1)	809	66
Floating Rate Fund	—	(1)	15
Growth Stock Fund	5	1,814	—
High Yield Fund	(1)	89	57
International Bond Fund (USD
Hedged)	(1)	365	35
International Stock Fund	(17)	470	—
International Value Equity Fund	(25)	95	—
Mid-Cap Growth Fund	(1)	484	—
Mid-Cap Value Fund	(19)	158	—
New Horizons Fund	(1)	309	—
New Income Fund	4	734	180
Overseas Stock Fund	(23)	251	—
Real Assets Fund	(1)	106	—
Small-Cap Stock Fund	(2)	253	—
Small-Cap Value Fund	(8)	138	—
U. S. Treasury Long-Term Fund	51	651	40
Value Fund	(19)	2,094	—
U. S. Treasury Money Fund	—	—	6
Totals	$(73) #	$8,774	$509+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $509 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TARGET 2040 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Target 2040 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE TARGET 2045 FUND
August 31, 2019 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 77.5%
T. Rowe Price Funds:
Growth Stock Fund	26,184	1,475	464	419,705	28,821
Value Fund	25,024	1,403	279	772,632	28,039
International Stock Fund	10,242	747	123	661,441	11,271
Overseas Stock Fund	10,450	703	125	1,121,902	11,230
Equity Index 500 Fund	8,910	561	98	127,078	9,938
International Value Equity Fund	9,065	584	110	755,303	9,607
Emerging Markets Stock Fund	6,514	352	121	165,941	6,865
Mid-Cap Growth Fund	5,469	301	109	64,398	6,084
Mid-Cap Value Fund	4,873	290	64	199,515	5,225
New Horizons Fund(2)	3,649	191	37	64,359	4,072
Small-Cap Stock Fund(2)	3,297	186	36	71,939	3,666
Small-Cap Value Fund	3,010	180	38	71,492	3,267
Real Assets Fund	2,599	152	30	251,401	2,813
Total Equity Mutual Funds (Cost $121,443)					130,898

BOND MUTUAL FUNDS 22.1%
T. Rowe Price Funds:
New Income Fund	15,373	947	455	1,668,884	16,355
International Bond Fund (USD
Hedged)	5,080	408	55	552,519	5,674
U. S. Treasury Long-Term Fund	4,834	285	495	347,598	5,134
Dynamic Global Bond Fund	3,401	313	38	387,233	3,555
Emerging Markets Bond Fund	3,197	220	35	292,929	3,378
High Yield Fund	2,296	218	26	383,721	2,540
Floating Rate Fund	669	40	6	72,595	702
Total Bond Mutual Funds (Cost $35,532)					37,338

T. ROWE PRICE TARGET 2045 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.4%
T. Rowe Price Funds:
U. S. Treasury Money Fund,
1.88% (3)	197	1,059	522	733,946	734
Total Short-Term Investments (Cost $734)					734

Total Investments in Securities 100.0%
(Cost $157,709)					$168,970
Other Assets Less Liabilities 0.0%					17

Net Assets 100.0%					$168,987

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the I
Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE TARGET 2045 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(2)	$(121)	$23
Emerging Markets Bond Fund	(2)	(4)	45
Emerging Markets Stock Fund	(4)	120	—
Equity Index 500 Fund	(1)	565	46
Floating Rate Fund	—	(1)	9
Growth Stock Fund	(7)	1,626	—
High Yield Fund	—	52	34
International Bond Fund (USD
Hedged)	(1)	241	23
International Stock Fund	(10)	405	—
International Value Equity Fund	(13)	68	—
Mid-Cap Growth Fund	(2)	423	—
Mid-Cap Value Fund	(9)	126	—
New Horizons Fund	—	269	—
New Income Fund	1	490	119
Overseas Stock Fund	(12)	202	—
Real Assets Fund	(1)	92	—
Small-Cap Stock Fund	(1)	219	—
Small-Cap Value Fund	(4)	115	—
U. S. Treasury Long-Term Fund	53	510	32
Value Fund	(11)	1,891	—
U. S. Treasury Money Fund	—	—	2
Totals	$(26) #	$7,288	$333+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $333 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TARGET 2045 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Target 2045 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE TARGET 2050 FUND
August 31, 2019 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 82.6%
T. Rowe Price Funds:
Growth Stock Fund	20,189	1,309	195	328,253	22,541
Value Fund	19,387	1,243	140	604,802	21,948
Overseas Stock Fund	8,104	617	63	879,803	8,807
International Stock Fund	7,967	579	61	516,050	8,793
Equity Index 500 Fund	6,893	488	49	99,319	7,767
International Value Equity Fund	7,028	527	55	593,081	7,544
Emerging Markets Stock Fund	4,994	311	35	129,436	5,355
Mid-Cap Growth Fund	4,213	266	30	50,534	4,774
Mid-Cap Value Fund	3,798	258	32	157,245	4,118
New Horizons Fund(2)	2,791	169	19	49,726	3,146
Small-Cap Stock Fund(2)	2,541	164	18	56,027	2,855
Small-Cap Value Fund	2,337	160	19	56,160	2,567
Real Assets Fund	2,009	136	15	196,528	2,199
Total Equity Mutual Funds (Cost $95,913)					102,414

BOND MUTUAL FUNDS 17.0%
T. Rowe Price Funds:
New Income Fund	8,695	602	305	945,779	9,269
U. S. Treasury Long-Term Fund	3,281	219	329	238,427	3,521
International Bond Fund (USD
Hedged)	2,844	237	20	311,231	3,196
Dynamic Global Bond Fund	1,930	165	14	219,168	2,012
Emerging Markets Bond Fund	1,509	117	11	139,867	1,613
High Yield Fund	1,069	118	8	181,758	1,203
Floating Rate Fund	293	21	2	32,162	311
Total Bond Mutual Funds (Cost $19,993)					21,125

T. ROWE PRICE TARGET 2050 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)

SHORT-TERM INVESTMENTS 0.4%
T. Rowe Price Funds:
U. S. Treasury Money Fund,
1.88% (3)	156	663	289	529,563	530
Total Short-Term Investments (Cost $530)					530
Total Investments in Securities 100.0%
(Cost $116,436)					$124,069
Other Assets Less Liabilities 0.0%					23
Net Assets 100.0%					$124,092

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the I
Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE TARGET 2050 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(1)	$(69)	$13
Emerging Markets Bond Fund	(1)	(2)	21
Emerging Markets Stock Fund	(1)	85	—
Equity Index 500 Fund	(1)	435	36
Floating Rate Fund	—	(1)	4
Growth Stock Fund	(4)	1,238	—
High Yield Fund	—	24	16
International Bond Fund (USD
Hedged)	—	135	13
International Stock Fund	(5)	308	—
International Value Equity Fund	(7)	44	—
Mid-Cap Growth Fund	(1)	325	—
Mid-Cap Value Fund	(5)	94	—
New Horizons Fund	—	205	—
New Income Fund	1	277	67
Overseas Stock Fund	(6)	149	—
Real Assets Fund	—	69	—
Small-Cap Stock Fund	—	168	—
Small-Cap Value Fund	(2)	89	—
U. S. Treasury Long-Term Fund	37	350	22
Value Fund	(5)	1,458	—
U. S. Treasury Money Fund	—	—	2
Totals	$(1) #	$5,381	$194+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $194 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TARGET 2050 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Target 2050 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE TARGET 2055 FUND
August 31, 2019 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 86.2%
T. Rowe Price Funds:
Growth Stock Fund	12,767	1,259	221	212,454	14,589
Value Fund	12,257	1,195	201	390,798	14,182
Overseas Stock Fund	5,125	531	55	569,173	5,697
International Stock Fund	4,979	536	54	331,894	5,655
Equity Index 500 Fund	4,360	458	43	64,583	5,050
International Value Equity Fund	4,422	435	49	380,235	4,837
Emerging Markets Stock Fund	3,149	300	51	83,420	3,451
Mid-Cap Growth Fund	2,674	256	66	32,503	3,071
Mid-Cap Value Fund	2,373	248	28	101,214	2,651
New Horizons Fund(2)	1,775	163	16	32,434	2,052
Small-Cap Stock Fund(2)	1,626	159	16	36,821	1,876
Small-Cap Value Fund	1,481	154	17	36,609	1,673
Real Assets Fund	1,270	132	13	128,017	1,433
Total Equity Mutual Funds (Cost $62,427)					66,217

BOND MUTUAL FUNDS 13.2%
T. Rowe Price Funds:
New Income Fund	3,955	412	116	446,941	4,380
U. S. Treasury Long-Term Fund	1,702	170	136	130,922	1,934
International Bond Fund (USD
Hedged)	1,309	186	13	150,465	1,545
Dynamic Global Bond Fund	904	113	9	106,155	975
Emerging Markets Bond Fund	595	67	6	56,744	654
High Yield Fund	408	80	4	74,519	493
Floating Rate Fund	115	11	1	12,912	125
Total Bond Mutual Funds (Cost $9,522)					10,106

T. ROWE PRICE TARGET 2055 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)

SHORT-TERM INVESTMENTS 0.6%
T. Rowe Price Funds:
U. S. Treasury Money Fund,
1.88% (3)	108	422	98	431,719	432
Total Short-Term Investments (Cost $432)					432
Total Investments in Securities 100.0%
(Cost $72,381)					$76,755
Other Assets Less Liabilities 0.0%					31
Net Assets 100.0%					$76,786

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the I
Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE TARGET 2055 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$—	$(33)	$6
Emerging Markets Bond Fund	—	(2)	9
Emerging Markets Stock Fund	(1)	53	—
Equity Index 500 Fund	—	275	23
Floating Rate Fund	—	—	2
Growth Stock Fund	(1)	784	—
High Yield Fund	—	9	6
International Bond Fund (USD
Hedged)	—	63	6
International Stock Fund	(4)	194	—
International Value Equity Fund	(6)	29	—
Mid-Cap Growth Fund	(1)	207	—
Mid-Cap Value Fund	(4)	58	—
New Horizons Fund	—	130	—
New Income Fund	—	129	31
Overseas Stock Fund	(5)	96	—
Real Assets Fund	—	44	—
Small-Cap Stock Fund	—	107	—
Small-Cap Value Fund	(1)	55	—
U. S. Treasury Long-Term Fund	10	198	11
Value Fund	(6)	931	—
U. S. Treasury Money Fund	—	—	1
Totals	$(19) #	$3,327	$95+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $95 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TARGET 2055 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Target 2055 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE TARGET 2060 FUND
August 31, 2019 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 89.0%
T. Rowe Price Funds:
Growth Stock Fund	4,156	650	139	71,700	4,924
Value Fund	4,020	604	156	131,621	4,776
Overseas Stock Fund	1,679	269	60	191,984	1,922
International Stock Fund	1,643	261	59	112,191	1,912
Equity Index 500 Fund	1,433	226	48	21,770	1,702
International Value Equity Fund	1,449	233	54	129,016	1,641
Emerging Markets Stock Fund	1,022	151	34	27,937	1,156
Mid-Cap Growth Fund	863	130	28	10,925	1,032
Mid-Cap Value Fund	786	123	31	34,348	899
New Horizons Fund(2)	577	83	18	10,820	685
Small-Cap Stock Fund(2)	526	80	17	12,229	623
Small-Cap Value Fund	485	77	18	12,311	563
Real Assets Fund	416	65	14	43,009	481
Total Equity Mutual Funds (Cost $21,229)					22,316

BOND MUTUAL FUNDS 10.4%
T. Rowe Price Funds:
New Income Fund	1,021	152	55	117,574	1,152
U. S. Treasury Long-Term Fund	476	70	60	36,646	541
International Bond Fund (USD
Hedged)	334	52	10	38,132	392
Dynamic Global Bond Fund	241	35	23	26,692	245
Emerging Markets Bond Fund	134	22	5	13,148	152
High Yield Fund	97	16	3	16,971	112
Floating Rate Fund	27	3	1	3,030	29
Total Bond Mutual Funds (Cost $2,455)					2,623

T. ROWE PRICE TARGET 2060 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	8/31/19
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.5%
T. Rowe Price Funds:
U. S. Treasury Money Fund,
1.88% (3)	44	91	18	116,485	117
Total Short-Term Investments (Cost $117)					117

Total Investments in Securities 99.9%
(Cost $23,801)					$25,056
Other Assets Less Liabilities 0.1%					23
Net Assets 100.0%					$25,079

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the I
Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE TARGET 2060 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(1)	$(8)	$2
Emerging Markets Bond Fund	—	1	2
Emerging Markets Stock Fund	(2)	17	—
Equity Index 500 Fund	(2)	91	8
Floating Rate Fund	—	—	—
Growth Stock Fund	(5)	257	—
High Yield Fund	—	2	2
International Bond Fund (USD
Hedged)	—	16	2
International Stock Fund	(5)	67	—
International Value Equity Fund	(8)	13	—
Mid-Cap Growth Fund	(1)	67	—
Mid-Cap Value Fund	(5)	21	—
New Horizons Fund	—	43	—
New Income Fund	—	34	8
Overseas Stock Fund	(7)	34	—
Real Assets Fund	(1)	14	—
Small-Cap Stock Fund	(1)	34	—
Small-Cap Value Fund	(2)	19	—
U. S. Treasury Long-Term Fund	5	55	3
Value Fund	(6)	308	—
U. S. Treasury Money Fund	—	—	—
Totals	$(41) #	$1,085	$27+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $27 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TARGET 2060 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Target 2060 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.